                                 SCHWABFUNDS(R)

                                 [SCHWAB LOGO]


                                     SCHWAB
                                TAX-EXEMPT MONEY
                               FUND-SWEEP SHARES


           [PHOTO OF THE SCHWAB BUILDING, SAN FRANCISCO, CALIFORNIA]

ANNUAL REPORT
DECEMBER 31, 1995

Dear Shareholder,

[Photo of              The SchwabFunds Family(R) is celebrating tremendous
Charles                growth as a mutual fund complex. By placing your trust
R. Schwab]             in SchwabFunds(R), you've helped total assets under
                       management grow by $8 billion in 1995 to reach over $31 billion. With over $31 billion in assets under management, SchwabFunds ranks in the top 6% of all mutual fund complexes.

We believe much of this success can be traced to the Schwab commitment to serve the needs of the Fund shareholders, a commitment demonstrated by the entire SchwabFunds staff and, in particular, by our experienced team of portfolio managers.

The 20 professionals who make up our growing portfolio management team are devoted to monitoring the financial markets for you. Through a careful and disciplined selection of securities, the portfolio managers strive to construct optimal portfolios that provide shareholders with competitive returns that meet their investment goals. And shareholders continue to signal their trust in 175 years of combined experience behind our SchwabFunds portfolio management by keeping their money invested in SchwabFunds.

We believe an important part of serving your needs is keeping you informed about your investments. For example, we added the question and answer section of this report, developed by our portfolio managers to address what they feel were the most pressing questions we've heard from shareholders over the period. It is one way we hope to keep communication open between you and the people managing your investments.

The SchwabFunds Family has grown to include a selection of funds that meets the "core" needs of investors. SchwabFunds offers a solution to investors who want the convenience and competitive costs of a no-load mutual fund family. The 19 no-load funds available to retail investors, including the new Schwab Asset Director(R) Funds, offer diversification of the U.S. and international equity markets, both taxable and tax-free bonds and a variety of money market investments.

With this level of diversification, you may use SchwabFunds to create an efficient, well-rounded portfolio. Or you may use them to serve as building blocks to an overall investment program that includes more specialized investments.

I invite you to learn more about the SchwabFunds Family. To receive a brochure and prospectus for the SchwabFunds, please call our toll-free number, 1-800-2 NO-LOAD, or visit any one of our more than 200 Schwab offices. A Schwab representative will be happy to provide you with a prospectus that includes more complete information on the Funds, including charges and expenses. Please read it carefully before investing.

I'd like to extend my personal gratitude for your trust in the SchwabFunds Family as it continues to grow. You should feel confident that the outstanding efforts of all those who are part of the SchwabFunds organization will continue going forward. And we expect these efforts to help us to meet even higher standards of excellence in the years ahead.


                                              /s/ Charles R. Schwab
                                              Charles R. Schwab

Cover: The Schwab Building, San Francisco, California

COMMENTS FROM THE INVESTMENT ADVISER

We're pleased to report to you on the performance of your investment in the Schwab Tax-Exempt Money Fund-Sweep Shares for the year which ended December 31, 1995.

During the year, these Shares provided you with competitive current income exempt from federal income tax 1, while preserving your investment and giving you ready access to your money.

STRONG ASSET GROWTH

The Schwab Tax-Exempt Money Fund-Sweep Shares experienced strong asset growth in 1995, with substantial numbers of shareholders contributing additional assets. At December 31, 1995, total net assets had increased 13% to a new high of over $3.4 billion. We believe this positive growth reflects a growing awareness of the advantages of "tax-smart" investing by today's investors.

PERFORMANCE REVIEW

The table below presents the Schwab Tax-Exempt Money Fund-Sweep Shares' 7-day average yields at year end. Of course, money market fund yields fluctuate and past performance is no guarantee of future results.

================================================================================
                             7-DAY AVERAGE YIELDS 2
                            (As of December 31, 1995)

       Simple            Compound           Compound Taxable Equivalent*
--------------------------------------------------------------------------------
       3.96%               4.04%                      6.69%
================================================================================

* Taxable equivalent yield assumes the 1995 maximum federal income tax rate of 39.6%.

THE OPPORTUNITY FOR HIGHER YIELDS, AFTER TAXES

The Schwab Tax-Exempt Money Fund-Sweep Shares is designed to help you keep more of the income you earn, after taxes. If you're in a high tax bracket, the federal tax-exempt income from these money market fund shares may provide potentially higher yields than taxable money funds on a taxable equivalent basis.


1 Income may be subject to state and local taxes and, if applicable, the Alternative Minimum Tax (AMT).

2 A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, the 7-day simple yield would have been 3.69%, the 7-day compound yield would have been 3.76%, and the 7-day compound taxable equivalent yield would have been 6.22% at December 31, 1995.

On December 26, 1995, the Schwab Tax-Exempt Money Fund-Sweep Shares' average 7-day simple yield was 3.86% and the average 7-day compound yield was 3.93%. 3 As illustrated below, for shareholders in the 1995 top federal personal income tax bracket, this compound yield translates into a compound taxable equivalent yield of 6.51%, surpassing the 7-day average compound yield of 5.27% for fully taxable money funds on the same date. 4

--------------------------------------------------------------------------------
                              HERE'S HOW THE SCHWAB
                TAX-EXEMPT MONEY FUND-SWEEP SHARES COMPARED WITH
               FULLY TAXABLE MONEY FUNDS ON DECEMBER 26, 1995 FOR
                 SHAREHOLDERS IN THE HIGHEST 1995 TAX BRACKET.*
--------------------------------------------------------------------------------

Your Sweep Shares 7-day compound taxable equivalent yield:**       6.51%

Average 7-day compound yield for fully taxable money funds:        5.27%
                                                                   ----
YOUR YIELD ADVANTAGE, AFTER TAXES:                                 1.24%

* Source: IBC/Donoghue, average 7-day compound yield for the 269 funds in the First Tier category of Taxable Money Funds as of 12/26/95. Past performance is no guarantee of future results.

** Taxable equivalent yield assumes the 1995 maximum federal income tax rate of 39.6%.
--------------------------------------------------------------------------------

A KEY GOAL: PRESERVING YOUR INVESTMENT

While higher returns are important, if you're like most money market fund investors, preserving the value of your investment probably ranks among your foremost concerns. Toward that end, the Schwab Tax-Exempt Money Fund-Sweep Shares is managed with capital stability as a fundamental objective.

The Fund seeks to maintain a stable $1 share price to protect your principal. As with all money market funds, however, there can be no assurance that the Fund will be able to maintain a $1 net asset value. It's also important to understand that your investment is neither insured nor guaranteed by the U.S. government.

PROFESSIONALLY MANAGED, HIGH-QUALITY PORTFOLIO

The Schwab Tax-Exempt Money Fund primarily invests in a diversified portfolio of short-term, high-quality municipal obligations that generate interest income exempt from federal income tax. 5 To minimize credit risk, the Fund primarily has invested in securities rated in the top rating category (known as "First Tier") assigned by nationally recognized statistical rating organizations (NRSROs), or securities of equivalent credit quality if unrated. Additionally, we maintain strict credit quality standards for the Fund's holdings and actively manage the portfolio maturity to help protect and enhance your returns.


3 A portion of the Fund's fees were waived or reimbursed during the reporting period. Without the waivers or reimbursements, the 7-day simple yield would have been 3.57%, the 7-day compound yield would have been 3.63%, and the 7-day compound taxable equivalent yield would have been 6.01% at December
26, 1995.

4 Source: IBC/Donoghue, average 7-day compound yield for the 269 funds in the First Tier category of Taxable Money Funds as of 12/26/95. Past performance is no guarantee of future results.


5 Income may be subject to state and local taxes and, if applicable, the Alternative Minimum Tax (AMT).

The chart below illustrates the Fund's portfolio composition on December 31, 1995. In addition, you'll find a complete listing of the securities in the Fund's portfolio at year end later in this report.

       SCHWAB TAX-EXEMPT MONEY FUND
       PORTFOLIO COMPOSITION - DECEMBER 31, 1995

       [PORTFOLIO COMPOSITION PIE CHART]

   Variable Rate Obligations                          58%
   Tax-Exempt Commercial Paper                        12%
   Put Bonds                                           5%
   Notes                                               7%
   Bonds Under 13 Months                              11%
   Variable Rate Tender Option Bonds/Partnerships      7%

To enhance your understanding of the Fund's performance in 1995, the portfolio management team discusses key economic trends and their impact on the Fund in the following section. If you want more information on the Fund, or any mutual fund in the SchwabFunds Family(R), contact your local Schwab office or call 1-800-2 NO-LOAD.

LOOKING FORWARD IN 1996

The Schwab Tax-Exempt Money Fund-Sweep Shares provided you with competitive federal tax-exempt returns in 1995. We believe that the Fund will continue to offer you an effective way to pursue your tax-exempt investing goals in the future.

Thank you for placing your trust in SchwabFunds(R). We value your confidence, and we'll continue to strive to meet your investment needs in the future.

CHARLES SCHWAB INVESTMENT MANAGEMENT, INC.

--------------------------------------------------------------------------------
                            EFFECTIVE CASH MANAGEMENT

The Schwab Tax-Exempt Money Fund-Sweep Shares can be linked to your Schwab account to keep all of your money invested and working for you. With this special "sweep" feature, balances of $100 or more in your brokerage or Schwab One(R) account are automatically invested on a regular basis in the sweep shares you've selected and can be used to automatically settle trades or cover Schwab One checks. It's an easy, convenient way to put your short-term cash reserves to work, giving you the opportunity to earn federal tax-exempt returns 6 while remaining available to you on demand. For more information, call 1-800-2 NO-LOAD.
--------------------------------------------------------------------------------


6 Income may be subject to state and local taxes and, if applicable, the Alternative Minimum Tax (AMT).

QUESTIONS TO THE PORTFOLIO MANAGEMENT TEAM OF
CHARLES SCHWAB INVESTMENT MANAGEMENT, INC.

Stephen B. Ward - Senior Vice President and Chief Investment Officer Walter Beveridge - Portfolio Manager

Q. WHAT WAS THE GENERAL ECONOMIC CLIMATE DURING 1995?

A. The economic expansion slowed in 1995 to an annual rate of 1.4% through the end of the third quarter, compared to the impressive 3.7% growth rate of the Real Gross Domestic Product (GDP) during 1994. 1 This slowing of the economy can largely be attributed to the series of increases in the federal funds rate implemented by the Federal Reserve Bank (known as the Fed) throughout 1994 and early 1995. The Fed raised its federal funds rate target from 3.0% at the beginning of 1994 to a high of 6.0% in February 1995. By increasing the target on the federal funds rate, the Fed hoped to head off the inflationary impact of a rapidly growing economy by slowing the rate of growth without putting the economy into a recession. Following three 0.25% reductions in July and December of 1995, and January of 1996, the federal funds rate target stood at 5.25% at the end of January 1996. The economic data currently suggests that the Fed's actions have achieved the desired effect, as inflation has stabilized and the U.S. has entered into a period of moderate economic growth.

Several key economic indicators, such as industrial production, capacity utilization, new home sales, and retail sales have fallen from their high 1994 levels, indicating that economic activity in many sectors has slowed. Although the unemployment rate has remained low at 5.6% for 1995, non-farm payroll growth slowed quite dramatically throughout the year. In light of the economic data and the positive inflation outlook, the Fed lowered the federal funds rate, or eased monetary policy, twice in 1995 and once in January 1996.

Q. HOW HAVE RECENT POLITICAL EVENTS IMPACTED SHORT-TERM INTEREST RATES?

A. One of the most significant news stories of 1995 was the uncertainty surrounding the federal budget and debt ceiling negotiations between Congress and the Clinton Administration and the resulting government shutdowns. While these events have taken center stage in the national spotlight, the issues relating to the deficit ceiling itself have had a relatively minor impact to date on the financial markets. As of this writing, short-term interest rates have declined largely as a result of weaker economic growth, lower inflation, and the market's expectations that a balanced budget deal may be achieved. The Fed already has lowered the federal funds rate a total of 0.50% in 1995 and 0.25% in January 1996; a balanced budget compromise could give the Fed incentive to lower interest rates even further, an action which is widely anticipated by market participants.


1 All Gross Domestic Product (GDP) statistics used in this report are based on the Commerce Department's new chain-weighted calculation methodology. As a result, these statistics may differ from those in previous SchwabFunds shareholder reports, which used the prior fixed-weight methodology. During 1996, the Commerce Department will revise all GDP growth rate reporting to a chain-weighted basis.

Q. HOW HAVE SHORT-TERM TAX-EXEMPT RATES RESPONDED TO THE DECLINES IN TAXABLE INTEREST RATES?

A. With the exception of the first four months of 1995, short-term tax-exempt rates declined, mirroring the drop in taxable rates. As shown in the graph below, these rates were characterized by a degree of volatility with no clear trend during the initial four months of the year. During May and June, strong demand for shorter-term fixed-rate securities caused a significant reduction in the 90-day municipal commercial paper rate.

Differences in rate movements between tax-exempt and taxable securities are due to differences in supply and demand conditions in these markets. The supply of tax-exempt securities is more irregular because tax-exempt issuers enter the market based on budgetary, tax, legal and other considerations -- different motivations from those of taxable issuers. Demand can be impacted by interest rate sensitive buyers who enter and exit the tax-exempt market in an effort to earn trading profits by capitalizing on changes in the size of the spread between taxable and tax-exempt rates. Additionally, there are certain times throughout the year when short-term municipal rates do not correlate well with short-term taxable rates, because of certain technical factors that occur in the municipal market. One recurring example of this phenomenon tends to occur during early July, when there are high levels of cash in the market and a shortage of acceptable investment choices.

    INTEREST RATES DECREASED IN 1995


    YIELDS
    90-Day Municipal Commercial Paper
    January 6, 1995 - December 29, 1995

[Line graph showing 90-Day Commercial Paper Yield]

              Yield
     1/6/95             4.00
     1/13/95            4.06
     1/20/95            4.02
     1/27/95            4.04
     2/3/95             4.00
     2/10/95            4.15
     2/17/95            4.18
     2/24/95            4.04
     3/3/95             4.08
     3/10/95            3.91
     3/17/95            3.96
     3/24/95            3.90
     3/31/95            3.96
     4/7/95             3.95
     4/14/95            4.06
     4/21/95            4.10
     4/28/95            4.10
     5/5/95             4.10
     5/12/95            4.09
     5/19/95            3.97
     5/26/95            3.81
     6/2/95             3.69
     6/9/95             3.20
     6/16/95            3.40
     6/23/95            3.60
     6/30/95            3.65
     7/7/95             3.00
     7/14/95            3.03
     7/21/95            3.48
     7/28/95            3.70
     8/4/95             3.58
     8/11/95            3.75
     8/18/95            3.79
     8/25/95            3.75
     9/1/95             3.73
     9/8/95             3.49
     9/15/95            3.68
     9/22/95            3.69
     9/29/95            3.70
     10/6/95            3.58
     10/13/95           3.75
     10/20/95           3.75
     10/27/95           3.79
     11/3/95            3.64
     11/10/95           3.65
     11/17/95           3.68
     11/24/95           3.60
     12/1/95            3.48
     12/8/95            3.36
     12/15/95           3.61
     12/22/95           3.48
     12/29/95           3.50

    90-Day Municipal Commercial Paper

    Source: Lehman Brothers, Inc.

Q. WHAT ACTIONS DID THE INVESTMENT MANAGER TAKE ON BEHALF OF THE FUND TO RESPOND TO CHANGES IN THE INTEREST RATE ENVIRONMENT?

A. In response to the softer economic climate and expectations of federal funds rate reductions during the year, the Fund's dollar-weighted average maturity was lengthened during 1995. In a declining interest rate environment, extending the Fund's average maturity helps minimize the impact of having to reinvest money at lower market rates as securities held in the Fund's portfolio mature. For example, during 1995, the average maturity of the Schwab Tax-Exempt Money Fund increased from 39 days on December 31, 1994 to 50 days on December 31, 1995. Although the Fund's yield has decreased recently in response to the decline in market interest rates, this strategy of lengthening the Fund's maturity was successful in delaying the decline in the Fund's yield.

Q. WHAT STANDARDS ARE USED IN SELECTING SECURITIES FOR THE FUND'S PORTFOLIO?

A. The Federal government requires money market funds to hold high-quality securities in their portfolios. For the Schwab Tax-Exempt Money Fund, we have continued to take the additional step of investing only in what are referred to as "First Tier" securities. In general, a First Tier security is one that matures within certain recognized limits and carries the top rating from the requisite number of NRSROs, or is deemed to be of comparable quality by the Trust's Board of Trustees, if unrated.

To increase the overall credit of the Fund's portfolio, we also selectively purchase securities which are insured or backed by a letter of credit from First Tier financial institutions. These arrangements are frequently referred to as "credit enhancements" because they provide an additional level of creditworthiness in addition to the financial strength of the underlying issuer. The Investment Manager's thorough credit review of the Fund's securities includes ongoing review of the issuer as well as any insurance company or financial institution providing a credit enhancement to the security. Banks which provide enhancements on securities we purchase include First Tier banks in countries such as the U.S., Japan and the United Kingdom.

There continues to be a considerable amount of news coverage concerning the health of the Japanese economy in general and Japanese banks in particular. Over the last year, we have increased the frequency of our visits to Japan to call on Japanese financial institutions and Japanese government agencies. As a result of these trips and our continuous monitoring of the economic situation in Japan, we continue to refine our policies regarding investment in these securities. The banks we have selected are First Tier and represent some of the highest-quality Japanese institutions. With respect to credit enhancements, we feel these Japanese banks, as well as certain other international institutions, represent excellent opportunities to maintain the overall credit quality of the portfolio.

SchwabFunds(R)
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
PORTFOLIO SUMMARY
--------------------------------------------------------------------------------
                                  ASSET GROWTH


   Total                           Total                           Percentage
 Net Assets                      Net Assets                        Growth Over
as of 12/31/95                 as of 12/31/94                       Reporting
   (000s)                          (000s)                            Period
------------------------------------------------------------------------------
 $3,564,519                      $3,015,951                            18%
------------------------------------------------------------------------------

                      AVERAGE YIELDS FOR THE PERIODS ENDED
                               DECEMBER 31, 1995
                                  SWEEP SHARES


   Last                               Last                          Last
Seven Days                        Three Months                  Twelve Months
------------------------------------------------------------------------------
  3.96%                              3.30%                           3.25%
------------------------------------------------------------------------------

                             VALUE ADVANTAGE SHARES


   Last                               Last                           Last
Seven Days                        Three Months                   Twelve Months
------------------------------------------------------------------------------
  4.17%                              3.51%                            N/A
------------------------------------------------------------------------------

                               MATURITY SCHEDULE
                          PERCENT OF TOTAL INVESTMENTS

 Maturity Range       3/31/95     6/30/95     9/30/95    12/31/95
-----------------------------------------------------------------
    0 -  15 Days         74.7%       70.4%       73.2%       66.0%
   16 -  30 Days          0.2         3.8         3.5         0.9
   31 -  60 Days          6.3         5.4         3.8        11.2
   61 -  90 Days          2.6         3.7         1.9         0.2
   91 - 120 Days          6.9         2.1         0.2         1.8
   Over 120 Days          9.3        14.6        17.4        19.9
Weighted Average      36 Days     53 Days     53 Days     50 Days
-----------------------------------------------------------------

SchwabFunds(R)                                                                 1
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
VARIABLE RATE OBLIGATIONS--57.8%(a)
ALABAMA--2.0%
Alabama Housing Finance
 Authority Single Family
 Housing Revenue Bonds
 Collateralized Home
 Mortgage Program Series
 1995C-1/ (Bayerische
 Landesbank Girozentrale
 LOC)
 5.05%, 01/07/96             $10,400        $10,400
Citronelle, Alabama
 Industrial Development
 Board Pollution Control
 Revenue Refunding Bonds
 (AZKO Chemicals, Inc.
 Project)/ (Wachovia Bank
 LOC)
 5.15%, 01/07/96               1,100          1,100
Jefferson County, Alabama
 Sewer Revenue Warrants
 Series 1995A/
 (Bayerische Landesbank
 Girozentrale LOC)
 5.20%, 01/07/96              12,500         12,500
Mobile County, Alabama
 Industrial Development
 Board Revenue Bonds
 (Ultraform Co.
 Project) Series B/
 (Bayerische Landesbank
 Girozentrale LOC)
 5.00%, 01/07/96               1,000          1,000
Mobile County, Alabama
 Industrial Development
 Board Pollution Control
 Revenue Refunding Bonds
 (Ultraform Co. Project)
 Series A/ (Bayerische
 Landesbank Girozentrale
 LOC)
 5.00%, 01/07/96               7,480          7,480
Mobile, Alabama
 Industrial Development
 Board Pollution Control
 Revenue Refunding
 Bonds (Alabama
 Power Co. Project)
 Series 1993C
 5.15%, 01/07/96              12,000         12,000
Montgomery, Alabama Special
 Care Facility Financing
 Authority Revenue Bonds
 (Baptist Medical Center
 VHA) Series 1985C/
 (AMBAC Insurance &
 FNB Chicago SBPA)
 5.00%, 01/07/96               2,000          2,000
Montgomery, Alabama Special
 Care Facility Financing
 Authority Revenue Bonds
 (Baptist Medical Center
 VHA) Series 1985F/
 (AMBAC Insurance &
 FNB Chicago SBPA)
 5.00%, 01/07/96               9,000          9,000
Montgomery, Alabama Special
 Care Facility Financing
 Authority Revenue Bonds
 (Baptist Medical Center
 VHA) Series 1985G/
 (AMBAC Insurance &
 FNB Chicago SBPA)
 5.00%, 01/07/96               6,390          6,390
Montgomery, Alabama Special
 Care Facility Financing
 Authority Revenue Bonds
 (Baptist Medical Center
 VHA) Series 1985H/
 (AMBAC Insurance &
 FNB Chicago SBPA)
 5.00%, 01/07/96               5,295          5,295
Opelika, Alabama Industrial
 Development Board Revenue
 Bonds (Power Guard
 Project) Series
 1994/(SouthTrust Bank of
 Alabama LOC)
 5.35%, 01/07/96               3,100          3,100
                                             ------
                                             70,265
                                             ------
ALASKA--0.0%
Alaska Industrial
 Development Authority
 Flexible Demand Revenue
 Bonds (Advanced Health
 Systems)/(Citibank LOC)
 5.35%, 01/07/96                 600            600
                                             ------
ARIZONA--0.5%
Arizona Educational Loan
 Marketing Corp.
 Revenue Bonds Series A/
 (MBIA Insurance &
 Fuji Bank SBPA)
 5.45%, 01/07/96              10,000         10,000
Yavapai County, Arizona
 Industrial Development
 Authority Revenue Bonds
 (First Health
 Care Corp. Project)/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               4,230          4,230

SchwabFunds(R)                                                                 2
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Yuma, Arizona Industrial
 Development Authority
 Multi Family Housing
 Revenue Bonds
 (El Encanto Apartments)
 Series A/(Citibank LOC)
 5.20%, 01/07/96              $3,000        $ 3,000
Yuma, Arizona Industrial
 Development Authority
 Multi Family Housing
 Revenue Bonds
 (El Encanto Apartments)
 Series B/(Citibank LOC)
 5.50%, 01/07/96                 275            275
                                             ------
                                             17,505
                                             ------
CALIFORNIA--1.4%
California Higher Education
 Loan Authority Student
 Loan Refunding Bonds
 Series E1/(SLMA LOC)
 5.25%, 01/07/96               5,000          5,000
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Southern California
 Edison) Series 1986B
 5.40%, 01/01/96                 100            100
California Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Southern California
 Edison) Series 1986C
 5.40%, 01/01/96                 200            200
California Statewide
 Community Development
 Corp. Industrial
 Development Revenue Bonds
 (Packaging Innovation DZ
 Industries, Inc.) Series
 1994A-2/ (Bank of Tokyo
 LOC)
 5.35%, 01/07/96                 585            585
Irvine Ranch, California
 Water District
 Consolidated Revenue
 Refunding Bonds Series
 1985A-2/ (Sumitomo Bank
 LOC)
 5.90%, 01/01/96               8,900          8,900
Irvine Ranch, California
 Water District
 Consolidated Revenue
 Refunding Bonds Series
 A/(Industrial Bank of
 Japan LOC)
 6.10%, 01/01/96                 100            100
Los Angeles County,
 California Metropolitan
 Transportation Authority
 Sales Tax Revenue
 Refunding Bonds
 Proposition C Second
 Senior Series A/
 (MBIA Insurance &
 Industrial Bank of
 Japan SBPA)
 5.00%, 01/07/96                 300            300
Orange County, California
 Various Sanitation
 Districts Certificates of
 Participation Capital
 Improvement Programs
 Series 1990-92C/ (FGIC
 Insurance)
 6.00%, 01/01/96                 200            200
Orange County, California
 Water District
 Certificates of
 Participation (Sanitation
 Districts #1,2,3)/
 (AMBAC Insurance &
 Industrial Bank of
 Japan SBPA)
 5.05%, 01/07/96              19,500         19,500
Simi Valley, California
 Multi Family Housing
 Certificates of
 Participation (Lincoln
 Wood Ranch Project)/
 (Sumitomo Bank LOC)
 5.05%, 01/07/96               5,600          5,600
Southern California Public
 Power Authority
 Transmission Project
 Revenue Bonds (Southern
 Transmission Project)
 Series 1991/ (AMBAC
 Insurance & Swiss Bank
 LOC)
 4.75%, 01/07/96               9,700          9,700
                                             ------
                                             50,185
                                             ------
COLORADO--4.2%
Colorado Health Facilities
 Authority Revenue Bonds
 (Sisters of Charity
 Health) Series B/(Multiple
 Credit Enhancements)
 5.05%, 01/07/96              23,300         23,300
Colorado Student Obligation
 Bond Authority Student
 Loan Revenue Bonds
 (Colorado University)
 Series 1990A/ (SLMA LOC)
 5.20%, 01/07/96              10,790         10,790
Colorado Student Obligation
 Bond Authority Student
 Loan Revenue Bonds
 (Colorado University)
 Series 1993B/ (SLMA LOC)
 5.20%, 01/07/96               2,100          2,100
Colorado Student Obligation
 Bond Authority Student
 Loan Revenue Bonds
 (Colorado University)
 Series 1993C-2/ (SLMA LOC)
 5.05%, 01/07/96               2,200          2,200
Denver, Colorado City and
 County Airport System
 Revenue Bonds Series
 1992D/(Morgan Guaranty
 Trust LOC)
 5.30%, 01/07/96              48,400         48,400

SchwabFunds(R)                                                                 3
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Denver, Colorado City and
 County Airport System
 Revenue Bonds Series
 1992E/ (Bank of Tokyo LOC)
 5.50%, 01/07/96             $30,000       $ 30,000
Denver, Colorado City and
 County Airport System
 Revenue Bonds Series
 1992F/(Bank
 of Montreal LOC)
 5.30%, 01/07/96              16,000         16,000
Denver, Colorado City and
 County Airport System
 Revenue Bonds Series
 1992G/(Credit Local de
 France LOC)
 5.30%, 01/07/96               8,500          8,500
Douglas County, Colorado
 Multi Family Housing
 Revenue Bonds (Autumn
 Chase Project)/ (Citibank
 LOC)
 5.25%, 01/07/96               9,300          9,300
                                            -------
                                            150,590
                                            -------
CONNECTICUT--1.0%
Connecticut State General
 Obligation Economic
 Recovery Bonds Series
 1991B/(Multiple Credit
 Enhancements)
 5.10%, 01/07/96              11,700         11,700
Connecticut State Special
 Assessment Unemployment
 Compensation Advance
 Fund Revenue Bonds
 Series 1993B/(Multiple
 Credit Enhancements)
 5.40%, 01/07/96              15,900         15,900
Connecticut State Special Tax
 Obligation Bonds (Second
 Lien Transportation
 Information) Series 1990-1/
 (Industrial Bank of Japan LOC)
 5.10%, 01/07/96               5,800          5,800
                                            -------
                                             33,400
                                            -------
DISTRICT OF COLUMBIA--0.1%
District of Columbia
 Revenue Bonds Adjustable
 Convertible Extendable
 Securities (Georgetown
 University) Series 1988D/
 (Sanwa Bank LOC)
 5.65%, 01/07/96               4,200          4,200
                                            -------
FLORIDA--1.1%
Brevard County, Florida
 Housing Finance Authority
 Multi Family Housing
 Revenue Bonds
 (Palm Place Project)/
 (Chemical Bank LOC)
 5.05%, 01/07/96               5,000          5,000
Dade County, Florida
 Solid Waste Industrial
 Development Revenue Bonds
 (Montenay-Dade, Ltd.
 Project)/(Banque
 Paribas LOC)
 5.10%, 01/07/96               1,280          1,280
Hillsborough County,
 Florida Industrial
 Development Authority
 Revenue Bonds (Seaboard
 Tampa Terminals) Series
 1986A/ (Barclays Bank LOC)
 5.00%, 01/07/96               5,500          5,500
Indian Trace, Florida
 Community Development
 District (Water & Sewer
 Special Assessment
 Basin 1 Water)/
 (MBIA Insurance &
 Swiss Bank SBPA)
 4.90%, 01/07/96               2,500          2,500
Orange County, Florida
 Housing Finance Authority
 Multi Family Housing
 Revenue Bonds
 (Rio Vista Project)/
 (First Union Bank of
 North Carolina LOC)
 5.20%, 01/07/96               3,865          3,865
Orange County, Florida
 Housing Finance Authority
 Multi Family Housing
 Revenue Bonds (Smokewood
 Project)/ (Citibank LOC)
 5.25%, 01/07/96              10,000         10,000
Palm Beach County, Florida
 Health Facilities
 Authority Revenue
 Refunding Bonds
 (Joseph L. Morse
 Geriatric Center)/
 (Sun Bank LOC)
 5.20%, 01/07/96               9,800          9,800
Palm Beach County, Florida
 Housing Finance Authority
 Multi Family Housing
 Revenue Bonds
 (Crystal II Project)/
 (Citibank LOC)
 5.15%, 01/07/96               2,850          2,850
                                             ------
                                             40,795
                                             ------
GEORGIA--3.1%
Burke County, Georgia
 Development Authority
 Pollution Control Revenue
 Bonds (Oglethorpe
 Power Corp. Project)
 Series 1993A/
 (FGIC Insurance &
 Industrial Bank of
 Japan SBPA)
 5.15%, 01/07/96              15,300         15,300

SchwabFunds(R)                                                                 4
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Burke County, Georgia
 Development Authority
 Pollution Control Revenue
 Bonds (Oglethorpe
 Power Corp. Project)
 Series 1994A/
 (FGIC Insurance &
 Credit Local de
 France SBPA)
 5.15%, 01/07/96             $24,000        $24,000
Cobb County, Georgia
 Housing Authority
 Multi Family Housing
 Revenue Bonds
 (Walton Green Project)/
 (Wachovia Bank LOC)
 5.25%, 01/07/96              14,000         14,000
Cobb County, Georgia
 Housing Authority Multi
 Family Housing Revenue
 Bonds (Williamstown
 Apartment Project)/
 (Wachovia Bank LOC)
 5.20%, 01/07/96               2,000          2,000
Dekalb County, Georgia
 Development Authority
 Industrial Development
 Revenue Bonds (Siemens
 Energy, Inc. Project)/
 (Siemens AG Guaranty)
 5.20%, 01/07/96               3,750          3,750
Dekalb County, Georgia
 Housing Authority Multi
 Family Housing Revenue
 Bonds (Wood Hills
 Apartment Project)/ (Bank
 of Montreal LOC)
 5.15%, 01/07/96               5,250          5,250
Douglas County, Georgia
 Development Authority
 Industrial Development
 Revenue Bonds (Mima Inc.
 Project)/ (Wachovia Bank
 LOC)
 5.10%, 01/07/96               4,300          4,300
Laurens County, Georgia
 Development Authority
 Solid Waste Disposal
 Revenue Bonds (Southeast
 Paper Co. Project)/
 (Wachovia Bank LOC)
 5.25%, 01/07/96              25,000         25,000
Richmond County, Georgia
 Industrial Development
 Authority Revenue Bonds
 (Bok Group Project)/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               5,000          5,000
Rockmart, Georgia
 Development Authority
 Industrial Development
 Revenue Bonds (CW Matthews
 Contracting)/ (Wachovia
 Bank LOC)
 5.25%, 01/07/96               2,500          2,500
Smyrna, Georgia Housing
 Authority Multi Family
 Housing Revenue Bonds
 (Walton Park LP)/
 (Wachovia Bank LOC)
 5.25%, 01/07/96               8,000          8,000
Villa Rica, Georgia
 Industrial Development
 Revenue Bonds (Lowes Home
 Centers, Inc. Project)/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               1,200          1,200
                                            -------
                                            110,300
                                            -------
HAWAII--1.6%
Hawaii State Department of
 Budget and Finance Special
 Purpose Mortgage Revenue
 Bonds (Adventist Health
 System West)/ (Bank of
 California LOC)
 5.15%, 01/07/96               3,100          3,100
Hawaii State Housing
 Finance & Development
 Corp. Multi-Family Housing
 Revenue Bonds (Nani Mauna
 Loa Project) Series 1995A/
 (Citibank LOC)
 4.00%, 01/07/96               4,350          4,350
Hawaii State Housing
 Finance & Development
 Corp. Revenue Bonds
 (Rental Housing System)
 Series 1990A/
 (Industrial Bank of
 Japan LOC)
 5.20%, 01/07/96              17,100         17,100
Hawaii State Housing
 Finance & Development
 Corp. Revenue Bonds
 (Rental Housing System)
 Series 1990B/(Industrial
 Bank of Japan LOC)
 5.20%, 01/07/96              19,600         19,600
Honolulu, Hawaii City and
 County Multi Family
 Housing Revenue Bonds
 (HaleKa Gardens Project)
 Series A/ (Bank of Tokyo
 LOC)
 5.70%, 01/07/96               5,256          5,256

SchwabFunds(R)                                                                 5
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Honolulu, Hawaii City and
 County Multi Family
 Housing Revenue Bonds
 (Lolani Regents Project)
 Series 1990A/
 (Bank of Hawaii LOC)
 5.55%, 01/07/96             $ 9,300        $ 9,300
                                             ------
                                             58,706
                                             ------
ILLINOIS--10.2%
Centralia, Illinois
 Industrial Development
 Authority Revenue Bonds
 (Consolidated Foods
 Corp./Hollywood
 Brands, Inc. Project)/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               4,500          4,500
Chicago, Illinois
 General Obligation
 Bonds Series 1985/
 (Sanwa Bank LOC)
 5.45%, 01/07/96              14,440         14,440
Chicago, Illinois
 General Obligation
 Bonds Series 1992B/
 (Canadian Imperial Bank of
 Commerce LOC)
 5.10%, 01/07/96              10,400         10,400
Chicago, Illinois
 Industrial Development
 Revenue Bonds (Morse
 Automotive)/ Series 1995
 (American National Bank &
 Trust Co. LOC)
 5.25%, 01/07/96               3,000          3,000
Chicago, Illinois O'Hare
 International Airport
 Revenue Bonds (Adjustable
 Convertible Extendable
 Securities General Airport
 Second Lien) Series B-1/
 (Sanwa Bank LOC)
 5.40%, 01/07/96              10,000         10,000
Chicago, Illinois O'Hare
 International Airport
 Revenue Bonds
 (Adjustable Convertible
 Extendable Securities
 General Airport Second
 Lien) Series B-2/
 (Sanwa Bank LOC)
 5.40%, 01/07/96              10,000         10,000
Chicago, Illinois O'Hare
 International Airport
 Revenue Bonds
 (General Airport Second
 Lien) Series 1994C/
 (Societe Generale LOC)
 5.15%, 01/07/96              16,100         16,100
Chicago, Illinois O'Hare
 International Airport
 Revenue Bonds (General
 Airport Second Lien)
 Series A/(Westpac Banking
 Corp. LOC)
 5.10%, 01/07/96              13,100         13,100
Illinois Development
 Finance Authority Hospital
 Revenue Bonds (Palos
 Community Hospital) Series
 1994/ (Credit Suisse SBPA)
 5.20%, 01/07/96              37,700         37,700
Illinois Development
 Finance Authority
 Industrial Development
 Revenue Bonds (Knead Dough
 Baking Co.)/
 (Bank of America LOC)
 5.35%, 01/07/96               8,870          8,870
Illinois Development
 Finance Authority
 Industrial Development
 Revenue Bonds (Marriott
 Corp. Deerfield Project)/
 (National Westminster Bank
 LOC)
 5.15%, 01/07/96               1,300          1,300
Illinois Development
 Finance Authority
 Industrial Development
 Revenue Bonds (Rerkin
 Paperboard Co. LP) Series
 1994/ (Northern Trust LOC)
 5.40%, 01/07/96               5,500          5,500
Illinois Development
 Finance Authority Revenue
 Residential Rental Revenue
 Bonds (F.C. Harris
 Pavillion Project) Series
 1994/(FNMA LOC)
 5.15%, 01/07/96               3,000          3,000
Illinois Development
 Finance Authority Revenue
 Residential Rental Revenue
 Bonds (River Oak)/ (Swiss
 Bank LOC)
 5.20%, 01/07/96               3,790          3,790
Illinois Educational
 Facility Authority Revenue
 Bonds (Chicago Zoological
 Society Brookfield Zoo)
 Series B/
 (Chemical Bank LOC)
 5.25%, 01/07/96               2,000          2,000
Illinois Educational
 Facility Authority Revenue
 Bonds (Chicago
 Historical Society)/
 (Mitsubishi Bank LOC)
 5.35%, 01/07/96               8,300          8,300

SchwabFunds(R)                                                                 6
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Illinois Educational
 Facility Authority
 Revenue Bonds
 (Illinois Institute of
 Technology) Series 1990A/
 (Northern Trust LOC)
 5.05%, 01/07/96             $11,300        $11,300
Illinois Educational
 Facility Authority Revenue
 Bonds (Northwestern
 University)/ (FNB Chicago
 LOC)
 5.15%, 01/07/96              22,200         22,200
Illinois Educational
 Facility Authority Revenue
 Bonds (University Pooled
 Financing Program) Series
 1985/
 (FGIC Insurance &
 Sakura Bank SBPA)
 5.95%, 01/07/96              17,325         17,325
Illinois Health Facility
 Authority Revenue Bonds
 (Franciscan Village
 Project) Series 1989A/
 (Commonwealth Bank of
 Australia LOC)
 5.20%, 01/07/96               2,000          2,000
Illinois Health Facility
 Authority Revenue Bonds
 (Hospital Sisters
 Services) Series E/(MBIA
 Insurance &
 Morgan Guaranty SBPA)
 5.00%, 01/07/96               4,300          4,300
Illinois Health Facility
 Authority Revenue Bonds
 (Ingalls Memorial
 Hospital) Series
 1985C/(LaSalle National
 Bank LOC)
 5.60%, 01/07/96               1,100          1,100
Illinois Health Facility
 Authority Revenue Bonds
 (Streeterville Corp.)
 Series A/
 (FNB Chicago LOC)
 5.10%, 01/07/96              14,400         14,400
Illinois Health Facility
 Authority Revenue Bonds
 (Washington & Jane Smith
 Home) Series 1991/
 (Comerica Bank LOC)
 5.20%, 01/07/96               2,800          2,800
Illinois Health Facility
 Authority Revenue Bonds
 Revolving Fund Pooled Loan
 Series 1985C/ (FNB Chicago
 LOC)
 5.20%, 01/07/96               6,000          6,000
Illinois Health Facility
 Authority Revenue Bonds
 Revolving Fund Pooled Loan
 Series 1985D/ (FNB Chicago
 LOC)
 5.20%, 01/07/96              20,000         20,000
Illinois State Toll Highway
 Authority Revenue Bonds
 Series B/(MBIA Insurance &
 Societe Generale SBPA)
 5.05%, 01/07/96              63,400         63,400
Kane County, Illinois
 Revenue Bonds (Glenwood
 School for Boys)/(Harris
 Trust & Savings Bank LOC)
 5.10%, 01/07/96               9,000          9,000
Lombard, Illinois
 Industrial Development
 Revenue Refunding Bonds (B
 & H Partnership Project)/
 (Comerica Bank LOC)
 5.38%, 01/07/96               1,500          1,500
McHenry County, Illinois
 Industrial Development
 Authority Revenue
 Refunding Bonds (Dean
 Foods Co. Project)/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               2,675          2,675
Oak Forest, Illinois
 Revenue Bonds (Homewood
 Pool) Series 1989/
 (FNB Chicago LOC)
 5.15%, 01/07/96              37,000         37,000
                                            -------
                                            367,000
                                            -------
INDIANA--0.4%
Crawfordsville, Indiana
 Industrial Development
 Revenue Bonds (National
 Service Industries, Inc.
 Project)/ (Wachovia Bank
 LOC)
 5.15%, 01/07/96               2,000          2,000
Hammond, Indiana Adjustable
 Rate Economic Development
 Revenue Bonds (Lear
 Seating Corp. Project)
 Series 1994/ (Chemical
 Bank LOC)
 4.25%, 01/07/96               5,750          5,750
Indiana Health Facility
 Financing Authority
 Hospital Adjustable
 Convertible Extentable
 Securities Revenue Bonds
 (Methodist Hospital)
 Series C/
 (Credit Suisse SBPA)
 5.15%, 01/07/96               4,100          4,100
Indianapolis, Indiana
 Economic Development
 Authority Revenue Bonds
 (Herff-Jones, Inc. Project)/
 (Wachovia Bank LOC)
 5.25%, 01/07/96               4,100          4,100
                                            -------
                                             15,950
                                            -------

SchwabFunds(R)                                                                 7
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
IOWA--0.2%
Iowa Higher Education Loan
 Authority Revenue Bonds
 Adjustable Convertible
 Extendable Securities
 Education Loan (Private
 College Facility)/
 (MBIA Insurance &
 Dai-Ichi Kangyo
 Bank SBPA)
 5.50%, 01/07/96             $ 4,100        $ 4,100
Iowa Housing Finance
 Authority Multi Family
 Housing Revenue Bonds
 (Small Business Loan
 Project) Series 1985A/
 (FHLB of Des Moines LOC)
 5.30%, 01/07/96               2,100          2,100
Iowa State Financing
 Authority Solid Waste
 Disposal Revenue Bonds
 (Cedar River Paper
 Project) Series 1995A/
 (Swiss Bank LOC)
 6.10%, 01/01/96               1,000          1,000
                                             ------
                                              7,200
                                             ------
KANSAS--0.2%
Kansas City, Kansas
 Industrial Revenue Bonds
 (Owen Industries, Inc.
 Project) Series 1987/
 (Sanwa Bank LOC)
 5.45%, 01/07/96               2,400          2,400
Wichita, Kansas Airport
 Facilities Revenue Bonds
 (Flightsafety
 International, Inc.)/
 (Wachovia Bank LOC)
 5.25%, 01/07/96               3,000          3,000
Wichita, Kansas Health
 Facilities Revenue
 Authority (CSJ Health
 System) Series XXV/
 (Sumitomo Bank LOC)
 5.30%, 01/07/96               1,900          1,900
                                             ------
                                              7,300
                                             ------
KENTUCKY--0.7%
Lebanon, Kentucky
 Industrial Development
 Revenue Bonds (Wallace
 Computer Services, Inc.)/
 (Wachovia Bank LOC)
 5.25%, 01/07/96               5,000          5,000
Mason County, Kentucky
 Pollution Control
 Financing Authority
 Pollution Control Revenue
 Bonds (East Kentucky Power
 Corp.) Series 1984B-1/
 (N.R.U.--C.F.C. Guaranty)
 4.65%, 01/07/96              10,600         10,600
Murray, Kentucky Industrial
 Development Authority
 Revenue Bonds
 (Dean Foods Co.)/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               5,000          5,000
Owensboro, Kentucky Limited
 Obligation Revenue Bonds
 (Dart Polymers, Inc.
 Project) Series 1985A/
 (National Westminster Bank
 LOC)
 4.05%, 01/07/96               1,900          1,900
Wilson County, Kentucky
 Industrial Development
 Board Revenue Bonds
 (Perma Pipe I North
 Carolina Project)/ (Harris
 Trust & Savings Bank LOC)
 5.50%, 01/07/96               3,150          3,150
                                             ------
                                             25,650
                                             ------
LOUISIANA--3.5%
De Soto Parish, Louisiana
 Pollution Control
 Financing Authority
 Pollution Control Revenue
 Refunding Bonds (Central
 Louisiana
 Electric Co.)
 Series 1991A/
 (Swiss Bank LOC)
 5.05%, 01/07/96                 400            400
De Soto Parish, Louisiana
 Pollution Control
 Financing Authority
 Pollution Control Revenue
 Refunding Bonds (Central
 Louisiana
 Electric Co.)
 Series 1991B/
 (Swiss Bank LOC)
 5.05%, 01/07/96              15,000         15,000
East Baton Rouge Parish,
 Louisiana Pollution
 Control Revenue Refunding
 Bonds (Exxon Corp.) Series
 1989
 5.90%, 01/01/96               1,900          1,900
Louisiana Public Facilities
 Authority Hospital Revenue
 Bonds (Willis Knighton
 Medical Project)/ (AMBAC
 Insurance & Mellon Bank
 SBPA)
 5.00%, 01/07/96              15,300         15,300
New Orleans, Louisiana
 Aviation Board Revenue
 Bonds (Passenger Facility
 Charge Projects)/ (Banque
 Paribas & Canadian
 Imperial Bank of Commerce
 LOC)
 5.50%, 01/07/96               7,000          7,000

SchwabFunds(R)                                                                 8
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
New Orleans, Louisiana
 Aviation Board Revenue
 Bonds Series B/
 (MBIA Insurance &
 Industrial Bank of
 Japan SBPA)
 4.95%, 01/07/96             $73,020       $ 73,020
New Orleans, Louisiana
 Exhibition Hall Authority
 Special Tax Revenue Bonds
 (Hotel Occupancy Project)
 Series B/ (Sanwa Bank LOC)
 5.50%, 01/07/96               1,300          1,300
New Orleans, Louisiana
 Exhibition Hall Authority
 Special Tax Revenue Bonds
 Series 1989B/ (Sanwa Bank
 LOC)
 5.50%, 01/07/96               3,800          3,800
Rapides Parish, Louisiana
 Industrial Development
 Board Pollution Control
 Revenue Refunding Bonds
 (Central Louisiana
 Electric Co.)
 Series 1991/
 (Swiss Bank LOC)
 5.05%, 01/07/96               8,150          8,150
                                           --------
                                            125,870
                                           --------
MARYLAND--2.5%
Baltimore, Maryland
 Industrial Development
 Authority Revenue Bonds
 (City of Baltimore Capital
 Acquisition Program)
 Series 1986/(Dai-Ichi
 Kangyo Bank LOC)
 5.35%, 01/07/96              52,400         52,400
Maryland State Health and
 Higher Educational
 Facility Authority Pooled
 Revenue Bonds (Kennedy
 Kreiger) Series 1993D/
 (FNB Maryland LOC)
 5.10%, 01/07/96               2,000          2,000
Maryland State Health and
 Higher Educational Facility
 Authority Pooled Revenue
 Bonds (Pooled Loan
 Program) Series A/
 (Dai-Ichi Kangyo Bank LOC &
 FNB Chicago SBPA)
 5.00%, 01/07/96               9,700          9,700
Montgomery County, Maryland
 Housing Opportunity
 Commission Housing Revenue
 Bonds (Draper Lane) Series
 1991I/(FGIC
 Insurance &
 Sumitomo Bank SBPA)
 5.30%, 01/07/96              16,500         16,500
Northeast Maryland Waste
 Disposal Authority
 Resource Recovery Bonds
 (Hartford County)/ (AMBAC
 Insurance &
 Credit Local de France
 LOC)
 5.05%, 01/07/96               9,600          9,600
                                            -------
                                             90,200
                                            -------
MICHIGAN--0.1%
Grand Rapids, Michigan
 Water Supply Variable Rate
 Revenue Bonds/
 (FGIC Insurance &
 Societe Generale SBPA)
 5.90%, 01/07/96               1,000          1,000
Michigan State Strategic
 Fund Limited Obligation
 Revenue Bonds (Dean Foods
 Co. Project)/ (Wachovia
 Bank LOC)
 5.25%, 01/07/96               3,500          3,500
                                             ------
                                              4,500
                                             ------
MINNESOTA--0.9%
Bloomington, Minnesota Port
 Authority Tax Increment
 Revenue Refunding Bonds
 (Mall of America)
 Series 1995A/
 (Credit Local de
 France SBPA &
 FSA Insurance)
 5.20%, 01/07/96               7,000          7,000
St. Paul, Minnesota Housing
 Redevelopment Authority
 Rental Multi Family
 Housing Development Bonds
 Multi City Series 1985A/
 (FHLB Des Moines LOC)
 5.30%, 01/07/96              19,900         19,900
                                             ------
                                             26,900
                                             ------
MISSISSIPPI--0.4%
Jackson County, Mississippi
 Pollution Control Revenue
 Bonds (Chevron U.S.A. Inc.
 Project)
 5.90%, 01/07/96              14,700         14,700
                                             ------
MISSOURI--1.0%
Independence, Missouri
 Industrial Development
 Authority Revenue Bonds
 (Resthaven Project)/
 (Credit Local de France
 LOC)
 5.20%, 01/07/96               9,640          9,640

SchwabFunds(R)                                                                 9
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Industrial Development
 Authority of Mexico,
 Missouri Revenue Bonds
 (ABP Midwest
 Manufacturing Co.
 Project) Series 1995/
 (Royal Bank of Scotland
 LOC)
 5.25%, 01/07/96              $7,600        $ 7,600
Missouri State Development
 Finance Board Industrial
 Development Revenue Bonds
 (H.R. Williams Mill Supply
 Project) Series 1995/
 (Union Bank of
 Switzerland LOC)
 5.30%, 01/07/96               3,100          3,100
Missouri State Health and
 Educational Facilities
 Authority Health
 Facilities Revenue Bonds
 (Sisters of Mercy)
 Series 1988A/(Multiple
 Credit Enhancements)
 5.10%, 01/07/96               3,200          3,200
Missouri State Health and
 Educational Facilities
 Authority Health
 Facilities Revenue Bonds
 (Sisters of Mercy) Series
 1992B/ (Toronto-Dominion
 Bank SBPA)
 5.10%, 01/07/96               3,400          3,400
Missouri State Health and
 Educational Facilities
 Authority Health
 Facilities
 Revenue Bonds (St. Anthony
 Medical Center)/
 (Mitsubishi Bank SBPA)
 5.60%, 01/07/96                 900            900
St. Charles, Missouri
 Industrial Development
 Authority Variable Rate
 Demand Revenue Refunding
 Bonds (Casalon Apartments
 Project)/ (Citibank LOC)
 5.25%, 01/07/96               3,100          3,100
Washington, Missouri
 Industrial Development
 Authority Revenue
 Bonds (Pauwels
 Transformer Project)/
 (Generale Bank LOC)
 5.40%, 01/07/96               4,000          4,000
                                             ------
                                             34,940
                                             ------
MONTANA--0.4%
Forsyth, Montana Pollution
 Control Financing
 Authority Pollution
 Control Revenue Bonds
 (Portland General Electric
 Coal Stripping Project)
 Series 1983B/ (Swiss Bank
 LOC)
 5.00%, 01/07/96               6,500          6,500
Montana State Health
 Facility Authority Revenue
 Bonds (Health Care Pooled
 Loan Program) Series
 1985A/ (FGIC Insurance &
 Norwest Bank of
 Minnesota SBPA)
 5.15%, 01/07/96               7,195          7,195
                                             ------
                                             13,695
                                             ------
NEVADA--1.6%
Clark County, Nevada Airport
 Improvement Revenue
 Refunding Bonds
 Series 1993A/
 (MBIA Insurance &
 Industrial Bank of
 Japan SBPA)
 5.15%, 01/07/96              55,350         55,350
Clark County, Nevada
 Industrial Development
 Revenue Bonds
 (Cogeneration Project No.
 2)/(Swiss Bank LOC)
 6.15%, 01/07/96               2,700          2,700
                                             ------
                                             58,050
                                             ------
NEW HAMPSHIRE--0.2%
New Hampshire Higher
 Education and Health
 Facilities Authority
 Revenue Bonds (VHA New
 England, Inc.) Series
 1985B/ (AMBAC Insurance &
 FNB Chicago SBPA)
 5.00%, 01/07/96               1,000          1,000
New Hampshire State Housing
 Finance Authority Multi
 Family Housing Revenue
 Bonds (Fairways Project)
 Series 1994-1/ (General
 Electric Capital Corp.
 LOC)
 5.20%, 01/07/96               7,000          7,000
                                             ------
                                              8,000
                                             ------
NEW JERSEY--0.1%
New Jersey Turnpike
 Authority Revenue Bonds
 Series 1991D/
 (FGIC Insurance &
 Societe General LOC)
 4.80%, 01/07/96               3,000          3,000
                                             ------

SchwabFunds(R)                                                                10
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
NEW MEXICO--0.1%
Albuquerque, New Mexico
 Gross Receipts Lodgers Tax
 Revenue Adjustable Rate
 Tender Revenue Bonds
 Series 1994/ (Canadian
 Imperial Bank of Commerce
 LOC)
 5.15%, 01/07/96             $ 1,300        $ 1,300
Belen, New Mexico
 Industrial Development
 Revenue Bonds
 (Solo Cup, Inc. Project)/
 (Wachovia Bank LOC)
 5.25%, 01/07/96               3,250          3,250
                                             ------
                                              4,550
                                             ------
NEW YORK--3.2%
Babylon, New York Variable
 Rate General Obligation
 Bonds Series B/(Bank of
 Nova Scotia SBPA & AMBAC
 Insurance)
 4.90%, 01/07/96               3,500          3,500
New York City, New York
 General Obligation Bonds
 Series 1993 Subseries
 A-8B/ (Sanwa Bank LOC)
 5.95%, 01/07/96                 715            715
New York City, New York
 General Obligation Bonds
 Series 1994B
 Subseries B-2/
 (MBIA Insurance &
 Bank Austria AG SBPA)
 5.90%, 01/01/96                 400            400
New York City, New York
 General Obligation Bonds
 Series 1994B
 Subseries B-3/
 (MBIA Insurance &
 Bank of Nova Scotia SBPA)
 5.90%, 01/01/96               1,000          1,000
New York City, New York
 Housing Development Corp.
 Variable Rate Demand
 Special Obligation Revenue
 Bonds (East 96th Street
 Project) Series 1990A/
 (Mitsubishi Bank LOC)
 5.10%, 01/07/96              11,900         11,900
New York City, New York
 Municipal Water Finance
 Authority Water & Sewer
 System Revenue Bonds
 Series 1994G/
 (FGIC Insurance &
 FGIC SPA)
 5.90%, 01/07/96               9,000          9,000
New York City, New York
 Trust for Cultural
 Resources Revenue Bonds
 (Solomon R. Guggenheim
 Project) Series 1990B/
 (Swiss Bank LOC)
 5.90%, 01/01/96                 100            100
New York City, New York
 Variable Rate General
 Obligation Bonds Series
 1995B Subseries
 B-10/(Union Bank of
 Switzerland LOC)
 5.00%, 01/07/96               7,500          7,500
New York City, New York
 Variable Rate General
 Obligation Bonds Series
 1995B1 Subseries B-8/
 (Mitsubishi Bank LOC)
 5.35%, 01/07/96               2,000          2,000
New York Local Government
 Assistance Corp. Public
 Improvement Revenue Bonds
 Series 1993A/ (Multiple
 Credit Enhancements)
 4.95%, 01/07/96               9,500          9,500
New York Local Government
 Assistance Corp. Public
 Improvement Revenue Bonds
 Series 1994B/ (Credit
 Suisse & Swiss Bank LOC)
 4.95%, 01/07/96               1,000          1,000
New York Local Government
 Assistance Corp. Public
 Improvement Revenue
 Bonds Series 1995F/
 (Toronto-Dominion Bank LOC)
 5.05%, 01/07/96              12,700         12,700
New York Municipal Water
 Finance Authority Water &
 Sewer System Revenue Bonds
 Series 1994C/ (FGIC
 Insurance & FGIC SPA)
 5.90%, 01/01/96               5,500          5,500
New York State Dormitory
 Authority Revenue Bonds
 (Masonic Hall Asylum)/
 (AMBAC Insurance &
 Credit Local de
 France SBPA)
 4.90%, 01/07/96               3,100          3,100
New York State Energy
 Research & Development
 Authority Electric Facilities
 Revenue Bonds (Long
 Island Lighting Co.
 Project) Series 1993A/
 (Toronto-Dominion Bank LOC)
 5.00%, 01/07/96               1,000          1,000

SchwabFunds(R)                                                                11
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
New York State Energy
 Research & Development
 Authority Pollution
 Control Refunding Revenue
 Bonds (Orange & Rockland
 Utilities, Inc. Project)
 Series 1994A/
 (FGIC Insurance &
 Societe Generale SBPA)
 4.90%, 01/07/96             $10,700       $ 10,700
New York State Energy
 Research & Development
 Authority Pollution Control
 Revenue Bonds (Central
 Hudson Gas & Electric
 Corp. Project) Series 1985A/
 (Morgan Guaranty Trust LOC)
 5.00%, 01/07/96               5,700          5,700
New York State Energy
 Research & Development
 Authority Pollution
 Control Revenue Refunding
 Bonds Series B/(Union Bank
 of Switzerland LOC)
 6.00%, 01/01/96               1,400          1,400
New York State Local
 Government Assistance
 Corp. Variable Rate
 Revenue Bonds Series
 1995G/(National
 Westminster Bank LOC)
 4.90%, 01/07/96              14,000         14,000
Triborough Bridge and
 Tunnel Authority, New York
 Special Obligation Bridge
 Revenue Bonds Series 1994/
 (FGIC Insurance &
 FGIC SPA)
 4.90%, 01/07/96              11,000         11,000
Yonkers, New York Industrial
 Development Authority
 Revenue Bonds
 Consumers Union Facility/
 (AMBAC Insurance &
 Credit Local de France SBPA)
 4.95%, 01/07/96               1,400          1,400
                                            -------
                                            113,115
                                            -------
NORTH CAROLINA--1.7%
Charlotte, North Carolina
 Airport Revenue Refunding
 Bonds Series 1993A/ (MBIA
 Insurance & Industrial
 Bank of Japan SBPA)
 5.15%, 01/07/96               6,400          6,400
Haywood County, North
 Carolina Industrial
 Development Facilities and
 Pollution Control
 Financing Authority
 Revenue Bonds (Solid
 Waste--Champion
 International Corp.)/
 (Bank Austria AG LOC)
 4.95%, 01/07/96               2,200          2,200
North Carolina Medical Care
 Community Hospital Revenue
 Bonds (Pooled Equipment
 Finance Project)/(MBIA
 Insurance &
 Banque Paribas SBPA)
 5.05%, 01/07/96              11,300         11,300
North Carolina Medical Care
 Community Hospital Revenue
 Bonds Adjustable
 Convertible Extendable
 Securities (Pooled
 Financial Project)/ (MBIA
 Insurance & Sakura Bank
 SPA)
 5.05%, 01/07/96               1,810          1,810
North Carolina Medical Care
 Community Hospital Revenue
 Pooled Finance
 Bonds/(Dai-Ichi
 Kangyo Bank LOC)
 5.90%, 01/07/96               5,800          5,800
Wake County, North Carolina
 Industrial Facility and
 Pollution Control
 Financing Authority
 Revenue Bonds (Carolina
 Power & Light)
 Series 1985B/
 (Sumitomo Bank LOC)
 5.50%, 01/07/96               2,900          2,900
Wake County, North Carolina
 Industrial Facility and
 Pollution Control
 Financing Authority
 Revenue Bonds (Carolina
 Power & Light)
 Series 1985C/
 (Sumitomo Bank LOC)
 5.50%, 01/07/96              29,400         29,400
                                             ------
                                             59,810
                                             ------
NORTH DAKOTA--0.2%
Mercer County, North Dakota
 National Rural Utility
 Pollution Control Revenue
 Bonds (Basin Electric
 Power Cooperative Antelope
 Project) Series 1984C/
 (N.R.U.--C.F.C. Guaranty)
 4.65%, 01/07/96               7,150          7,150
                                             ------
OHIO--1.0%
Columbus, Ohio Electric
 System Revenue Bonds
 Series 1984/(Dai-Ichi
 Kangyo Bank LOC)
 3.90%, 01/07/96               6,880          6,880

SchwabFunds(R)                                                                12
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Columbus, Ohio General
 Obligation Bonds Series
 1995-1/ (Westdeutsche
 Landesbank LOC)
 4.90%, 01/07/96             $ 6,000        $ 6,000
Dayton, Ohio Special
 Facilities Revenue
 Refunding Bonds (Emery Air
 Freight) Series 1993F/
 (ABN-AMRO Bank LOC)
 5.31%, 01/07/96               8,000          8,000
Ohio Air Quality
 Development Authority
 Revenue Bonds (JMG
 Funding, LP) Series 1994A/
 (Societe Generale LOC)
 5.00%, 01/07/96              12,000         12,000
Ohio Housing Finance Agency
 Multi Family Housing
 Revenue Bonds (Kenwood
 Congregate Retirement
 Community) Series
 1985/(Morgan Guaranty
 Trust LOC)
 3.90%, 01/07/96               2,000          2,000
                                             ------
                                             34,880
                                             ------
OKLAHOMA--0.0%
Tulsa, Oklahoma Industrial
 Development Authority
 Hospital Revenue Bonds
 (Hillcrest Medical Center)
 Series 1988/
 (Mitsubishi Bank LOC)
 5.00%, 01/07/96                 685            685
Tulsa, Oklahoma Industrial
 Development Authority
 Revenue Bonds
 (Thomas & Betts Project)
 Series 1991/ (Wachovia
 Bank LOC)
 5.25%, 01/07/96                 300            300
                                             ------
                                                985
                                             ------
OREGON--1.3%
Medford, Oregon Hospital
 Facility Authority (Rogue
 Valley Manor Project)
 Series 1985/
 (Banque Paribas LOC)
 5.20%, 01/07/96               7,700          7,700
Oregon State Economic
 Development Commission
 Economic and Industrial
 Development Revenue
 Bonds/(Wachovia Bank LOC)
 5.15%, 01/07/96               4,100          4,100
Oregon State General
 Obligation Notes Series
 1973F/ (Mitsubishi Bank
 LOC)
 5.15%, 01/07/96              11,185         11,185
Oregon State General
 Obligation Notes Series
 1973H/ (Bank of Tokyo LOC)
 5.25%, 01/07/96              18,100         18,100
Port of Portland, Oregon
 Industrial Development
 Revenue Bonds (Schnitzer
 Steel Project)/ (Comerica
 Bank LOC)
 5.30%, 01/07/96               5,000          5,000
                                             ------
                                             46,085
                                             ------
PENNSYLVANIA--1.4%
Montgomery County,
 Pennsylvania Industrial
 Development Authority
 Revenue Bonds (Seton
 Medical Supply Co. Project)/
 (Banque Paribas LOC)
 5.25%, 01/07/96               5,500          5,500
Pennsylvania Higher
 Education Assistance
 Agency Student Loan
 Revenue Bonds Series
 1995A/ (SLMA LOC)
 5.25%, 01/07/96              17,000         17,000
Sayre, Pennsylvania Health
 Care Facilities Authority
 (VHA Capital Finance
 Revenue) Series 1985B/
 (AMBAC Insurance & FNB
 Chicago SBPA)
 5.00%, 01/07/96               4,365          4,365
Sayre, Pennsylvania Health
 Care Facilities Authority
 (VHA Capital Finance
 Revenue) Series 1985F/
 (AMBAC Insurance & FNB
 Chicago SBPA)
 5.00%, 01/07/96               4,100          4,100
Sayre, Pennsylvania Health
 Care Facilities Authority
 (VHA Capital Finance
 Revenue) Series 1985J/
 (AMBAC Insurance & FNB
 Chicago SBPA)
 5.00%, 01/07/96               9,800          9,800
Washington County,
 Pennsylvania Authority
 Revenue Bonds Higher
 Education Pooled Equipment
 Lease/ (Sanwa Bank LOC)
 5.35%, 01/07/96               9,400          9,400
                                             ------
                                             50,165
                                             ------
RHODE ISLAND--0.1%
Rhode Island State Student
 Loan Authority Higher
 Education Revenue Bonds
 Series 1995-1/(National
 Westminster Bank LOC)
 5.30%, 01/07/96               2,000          2,000
                                             ------

SchwabFunds(R)                                                                13
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
SOUTH CAROLINA--0.4%
Greenville County, South
 Carolina Industrial
 Development Revenue Bonds
 (Quality Thermoforming
 Project)/ (South Carolina
 National Bank LOC)
 5.25%, 01/07/96              $1,200        $ 1,200
South Carolina Jobs
 Economic Development
 Authority Hospital
 Facilities Revenue Bonds
 (Baptist Health Care
 System)/ (Credit Local de
 France LOC)
 5.05%, 01/07/96               6,900          6,900
South Carolina Jobs
 Economic Development
 Authority Industrial
 Development Revenue Bonds
 (Ado Corp. Project)/(South
 Carolina National Bank
 LOC)
 5.25%, 01/07/96                 800            800
Spartanburg County, South
 Carolina Industrial
 Development Authority
 Revenue Bonds (Bemis,
 Inc.)/(Wachovia
 Bank LOC)
 5.15%, 01/07/96               4,750          4,750
                                             ------
                                             13,650
                                             ------
SOUTH DAKOTA--0.3%
Rapid City, South Dakota
 Industrial Development
 Revenue Corp. (Property
 Associates Project)/
 (Lloyds Bank LOC)
 5.15%, 01/07/96               6,025          6,025
South Dakota State Health &
 Educational Facilities
 Authority Revenue Bonds
 (McKenna Hospital) Series
 1994/(MBIA Insurance &
 Banque Paribas SBPA)
 5.20%, 01/07/96               5,000          5,000
                                             ------
                                             11,025
                                             ------
TENNESSEE--0.2%
Metropolitan Nashville and
 Davidson County, Tennessee
 Health and Education
 Facility Board Revenue
 Bonds Series A/
 (FGIC Insurance &
 Barclays Bank LOC)
 5.00%, 01/07/96               1,300          1,300
Metropolitan Nashville and
 Davidson County, Tennessee
 Industrial Development
 Revenue Bonds
 (Multi-Family
 Housing--Western)/
 (Sumitomo Bank LOC)
 5.60%, 01/07/96               7,035          7,035
                                             ------
                                              8,335
                                             ------
TEXAS--7.9%
Amarillo, Texas Health
 Facilities Corp. Hospital
 Revenue Bonds (High Plains
 Baptist Hospital)
 Series 1985/
 (Banque Paribas LOC)
 5.20%, 01/07/96               9,300          9,300
Bexar County, Texas Health
 Facilities Development
 Corp. Revenue Bonds
 (Chandler Memorial Home
 Project) Series 1995/
 (Bank One LOC)
 5.20%, 01/07/96               5,170          5,170
Capital Industrial
 Development Corp., Texas
 Industrial Development
 Revenue Refunding Bonds
 (National Service
 Industries, Inc. Project)/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               3,950          3,950
Euless, Texas Industrial
 Development Authority
 Revenue Bonds (Ferguson
 Enterprises, Inc.)/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               4,850          4,850
Greater East Texas Higher
 Education Authority
 Student Loan Revenue Bonds
 Series 1988A/ (AMBAC
 Insurance & Citibank SBPA)
 5.25%, 01/07/96              18,300         18,300
Greater East Texas Higher
 Education Authority
 Student Loan Revenue Bonds
 Series 1992A/ (SLMA LOC)
 5.10%, 01/07/96              16,000         16,000
Greater East Texas Higher
 Education Authority
 Student Loan Revenue Bonds
 Series 1993A/ (SLMA LOC)
 5.25%, 01/07/96              48,150         48,150
Greater East Texas Higher
 Education Authority
 Student Loan Revenue Bonds
 Series 1993B-1/ (SLMA LOC)
 5.25%, 01/07/96              11,000         11,000

SchwabFunds(R)                                                                14
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Greater East Texas Higher
 Education Authority
 Student Loan Revenue Bonds
 Series 1995B/ (SLMA LOC)
 5.00%, 01/07/96             $30,000        $30,000
Hays, Texas Memorial Health
 Facilities Development
 Corp. Hospital Revenue
 Bonds AHS/Sunbelt (Central
 Texas Medical Center
 Project) Series 1990A/
 (Swiss Bank LOC)
 5.10%, 01/07/96               9,000          9,000
Hays, Texas Memorial Health
 Facilities Development
 Corp. Hospital Revenue
 Bonds AHS/Sunbelt (Central
 Texas Medical Center
 Project) Series 1990B/
 (Swiss Bank LOC)
 5.10%, 01/07/96              16,300         16,300
Lavaca-Navidad River
 Authority, Texas Water
 Supply System Contract
 Revenue Bonds (Formosa
 Plastics Corp. Project)/
 (Canadian Imperial Bank of
 Commerce LOC)
 5.30%, 01/07/96               9,900          9,900
Lower Neches Valley
 Authority, Texas
 Industrial Development
 Corp. Pollution Control
 Revenue Bonds (Mobil Corp.
 Neches River Treatment
 Project) Series 1994
 5.00%, 01/07/96              12,000         12,000
Midlothian, Texas
 Industrial Development
 Corp. Pollution Control
 Revenue Bonds (Box-Crow
 Co. Project)/(Union Bank
 of Switzerland LOC)
 5.80%, 01/07/96               1,400          1,400
Panhandle Plains, Texas
 Higher Education
 Authority, Inc. Student
 Loan Revenue Bonds Series
 1992A/ (SLMA LOC)
 5.20%, 01/07/96               2,300          2,300
Panhandle Plains, Texas
 Higher Education
 Authority, Inc. Student
 Loan Revenue Bonds Series
 1995A/ (SLMA LOC)
 5.20%, 01/07/96              10,400         10,400
Port Authority of Corpus
 Christi, Texas Nueces
 County Marine Terminal
 Revenue Bonds (Reynolds
 Metals Co.)/ (Barclays
 Bank LOC)
 5.25%, 01/07/96               3,100          3,100
Robertson County, Texas
 Industrial Development
 Corp. Variable Rate
 Revenue Bonds (Sanderson
 Farms Project) Series
 1995/ (Harris Trust &
 Savings Bank LOC)
 5.20%, 01/07/96               4,300          4,300
Texas Health Facilities
 Development Corp.
 Adjustable Convertible
 Extendable Securities
 Revenue Bonds (North Texas
 Pooled Health) Series
 1985B/ (Banque Paribas
 LOC)
 5.05%, 01/07/96              11,000         11,000
Texas Small Business
 Industrial Development
 Corp. Revenue Bonds
 (Texas Public
 Facility Capital Access)/
 (Multiple Credit
 Enhancements)
 5.20%, 01/07/96              41,795         41,795
Texas State Revenue
 Refunding Bonds (Veterans
 Housing Assistance Fund)
 Series 1995
 5.05%, 01/07/96              13,000         13,000
Trinity River Authority,
 Texas Pollution Control
 Revenue Bonds (Lafarge
 Corp. Project)/(Banque
 Nationale de Paris LOC)
 5.20%, 01/07/96               3,100          3,100
                                            -------
                                            284,315
                                            -------
VERMONT--0.1%
Vermont Education and
 Health Buildings Financing
 Agency Revenue Bonds (VHA
 New England) Series 1985G/
 (AMBAC Insurance &
 FNB Chicago SBPA)
 5.00%, 01/07/96               4,240          4,240
                                            -------

SchwabFunds(R)                                                                15
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
VIRGINIA--0.4%
Lynchburg, Virginia
 Industrial Development
 Authority Hospital
 Facility Revenue Bonds
 (First Mortgage VHA
 Mid-Atlantic States, Inc.)
 Series 1985A/ (AMBAC
 Insurance & Mellon Bank
 SBPA)
 5.00%, 01/07/96              $  500         $  500
Lynchburg, Virginia
 Industrial Development
 Authority Hospital
 Facility Revenue Bonds
 (First Mortgage VHA
 Mid-Atlantic States, Inc.)
 Series 1985B/ (AMBAC
 Insurance & Mellon Bank
 SBPA)
 5.00%, 01/07/96                 400            400
Lynchburg, Virginia
 Industrial Development
 Authority Hospital
 Facility Revenue Bonds
 (First Mortgage VHA
 Mid-Atlantic States, Inc.)
 Series 1985C/ (AMBAC
 Insurance & Mellon Bank
 SBPA)
 5.00%, 01/07/96                 600            600
Lynchburg, Virginia
 Industrial Development
 Authority Hospital
 Facility Revenue Bonds
 (First Mortgage VHA
 Mid-Atlantic States, Inc.)
 Series 1985F/ (AMBAC
 Insurance & Mellon Bank
 SBPA)
 5.00%, 01/07/96               5,600          5,600
Lynchburg, Virginia
 Industrial Development
 Authority Hospital
 Facility Revenue Bonds
 (First Mortgage VHA
 Mid-Atlantic States, Inc.)
 Series 1985G/ (AMBAC
 Insurance & Mellon Bank
 SBPA)
 5.00%, 01/07/96               8,100          8,100
                                             ------
                                             15,200
                                             ------
WASHINGTON--1.0%
Snohomish County,
 Washington Public
 Utilities District #1
 Electric Revenue Bonds
 (Generation Systems)/
 (MBIA Insurance &
 Industrial Bank of Japan
 SBPA)
 5.15%, 01/07/96              20,000         20,000
Washington State Health
 Care Facilities Authority
 Revenue Refunding Bonds
 (Sisters of St. Joseph of
 Peace) Series 1993/ (MBIA
 Insurance & U.S. Bank of
 Washington SBPA)
 5.20%, 01/07/96              12,700         12,700
Washington State Housing
 Finance Commission Multi
 Family Mortgage Revenue
 Bonds (Canyon Lake)
 Series 1993A/
 (U.S. Bank of
 Washington LOC)
 5.40%, 01/07/96               4,565          4,565
                                             ------
                                             37,265
                                             ------
WEST VIRGINIA--0.3%
West Virginia State
 Hospital Finance Authority
 Hospital Revenue Bonds
 (St. Joseph's Hospital
 Project) Series 1987/
 (Mitsubishi Bank LOC)
 5.20%, 01/07/96               2,200          2,200
West Virginia State
 Hospital Finance Authority
 Hospital Revenue
 Bonds (VHA
 Mid Atlantic States, Inc.)
 Series 1985H/
 (AMBAC Insurance &
 FNB Chicago SBPA)
 5.00%, 01/07/96               8,600          8,600
                                             ------
                                             10,800
                                             ------
WISCONSIN--0.8%
Chilton, Wisconsin
 Industrial Development
 Revenue Refunding Bonds
 (Kaytee Products, Inc.
 Project) Series 1995/(Bank
 One Milwaukee LOC)
 5.35%, 01/07/96               1,865          1,865
Fairwater, Wisconsin
 Industrial Development
 Revenue Bonds (Dean Foods
 Co. Project) Series 1990/
 (Wachovia Bank LOC)
 5.15%, 01/07/96               1,450          1,450
Lac Du Flambeau Band of
 Lake Superior Chippewa
 Indians, Wisconsin Special
 Obligation Bonds (Simpson
 Electric) Series 1985/
 (Barclays Bank LOC)
 5.25%, 01/07/96               6,300          6,300

SchwabFunds(R)                                                                16
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Milwaukee, Wisconsin
 Redevelopment Authority
 Industrial Development
 Revenue Bonds (Field
 Container Corp. LP)
 Series 1994/
 (Northern Trust LOC)
 5.40%, 01/07/96             $ 5,000      $   5,000
Sheboygan, Wisconsin
 Pollution Control
 Financing Authority
 Pollution Control Revenue
 Bonds (Wisconsin Power &
 Light Co.)
 5.25%, 01/07/96               1,000          1,000
Wisconsin State Health and
 Education Facilities
 Authority Revenue Bonds
 (Sinai Samaritan) Series
 1994A/(Marshall & Ilsley
 Bank LOC)
 5.20%, 01/07/96              13,755         13,755
                                          ---------
                                             29,370
                                          ---------
TOTAL VARIABLE RATE OBLIGATIONS
 (Cost $2,072,441)                        2,072,441
                                          ---------
VARIABLE RATE TENDER
 OPTION BONDS--2.5%(a)
GEORGIA--0.6%
Georgia State Public
 Improvement General
 Obligation Tender Option
 Bonds Series 1995B
 (Citi-157)/
 (Citibank Tender Option)
 5.25%, 01/07/96              16,000         16,000
Metropolitan Atlanta Rapid
 Transit Authority, Georgia
 Sales Tax Revenue
 Tender Option Bonds
 Series M (BT-69)/
 (AMBAC Insurance & Bankers
 Trust Tender Option)
 4.44%, 01/07/96               5,280          5,280
                                          ---------
                                             21,280
                                          ---------
NEVADA--0.7%
Nevada State General
 Obligation Tender Option
 Bonds (Colorado River
 Community) Series 1994
 (Citi-143)/
 (Citibank Tender Option)
 5.30%, 01/07/96              25,000         25,000
                                          ---------
TEXAS--0.3%
Harris County, Texas Toll
 Road Sub-Lien Highway
 Tender Option Bonds
 (Citi-138)/
 (Citibank Tender Option)
 5.30%, 01/07/96               7,000          7,000
Harris County, Texas Toll
 Road Sub-Lien Highway
 Tender Option Bonds
 (Citi-139)/
 (Citibank Tender Option)
 5.30%, 01/07/96               5,000          5,000
                                            -------
                                             12,000
                                            -------
WASHINGTON--0.9%
King County, Washington
 Limited Tax General
 Obligation Water & Sewer
 Tender Option Bonds Series
 1994A (Citi-136)/
 (Citibank Tender Option)
 5.30%, 01/07/96              15,570         15,570
King County, Washington
 Limited Tax General
 Obligation Water & Sewer
 Tender Option Bonds Series
 1994A (Citi-137)/
 (Citibank Tender Option)
 5.30%, 01/07/96              10,000         10,000
Washington State Public
 Power Supply System
 Nuclear Project Number 2
 Revenue Tender Option
 Bonds Series 1990C
 (Citi-145)/
 (FGIC Insurance, Escrowed
 to Maturity with
 Government Securities &
 Citibank Tender Option)
 5.30%, 01/07/96               5,000          5,000
                                            -------
                                             30,570
                                            -------
TOTAL VARIABLE RATE TENDER OPTION
 BONDS (Cost $88,850)                        88,850
                                            -------
VARIABLE RATE TENDER
 OPTION BOND
 PARTNERSHIPS--3.9%(a)(c)
CONNECTICUT--0.2%
Connecticut State General
 Obligation General Purpose
 Public Improvement Tender
 Option Bond Partnership
 Series 1991A (BTP-151)/
 (Bankers Trust Tender
 Option)
 5.20%, 01/07/96               7,365          7,365
                                            -------
GEORGIA--0.4%
Georgia State Public
 Improvement General
 Obligation Tender Option
 Bond Partnership Series
 1993B & 1993C
 (BTP-135)/(Bankers Trust
 Tender Option)
 5.20%, 01/07/96               3,865          3,865

SchwabFunds(R)                                                                17
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Georgia State Public
 Improvement General
 Obligation Tender Option
 Bond Partnership Series
 1993B & 1993C
 (BTP-140)/(Bankers Trust
 Tender Option)
 5.20%, 01/07/96              $4,575        $ 4,575
Georgia State Public
 Improvement General
 Obligation Tender Option
 Bond Partnership Series
 1994B (BTP-148)/ (Bankers
 Trust Tender Option)
 5.20%, 01/07/96               7,100          7,100
                                             ------
                                             15,540
                                             ------
ILLINOIS--0.4%
Chicago, Illinois
 Metropolitan Water
 Reclamation District
 Greater Chicago General
 Obligation Tender Option
 Bond Partnership
 (Cook County) (BTP-71)/
 (Automated Data
 Processing, Inc. Tender
 Option)
 4.99%, 01/07/96               9,870          9,870
Chicago, Illinois School
 Finance Authority General
 Obligation School Finance
 Tender Option Bond
 Partnership (BTP-70)/
 (MBIA Insurance &
 Automated Data Processing,
 Inc. Tender Option)
 4.66%, 01/07/96               5,365          5,365
                                             ------
                                             15,235
                                             ------
MARYLAND--0.1%
Baltimore County, Maryland
 General Obligation
 Consolidated Public
 Improvement Tender Option
 Bond Partnership Series
 1991 (BTP-132)/
 (Bankers Trust
 Tender Option &
 Escrowed to Maturity with
 Government Securities)
 5.20%, 01/07/96               3,621          3,621
                                             ------
MINNESOTA--0.1%
Minnesota State Various
 Purpose Sports Health Club
 Tax Tender Option Bond
 Partnership
 (BTP-65)/(Automated Data
 Processing, Inc. Tender
 Option & Escrowed to
 Maturity with
 Government Securities)
 4.28%, 01/07/96               4,455          4,455
                                             ------
SOUTH CAROLINA--0.2%
South Carolina State
 Capital Improvement
 Revenue Refunding Tender
 Option Bond Partnership
 (BTP-147)/(Bankers Trust
 Tender Option)
 5.20%, 01/07/96               5,370          5,370
                                             ------
TEXAS--1.0%
Regents of the University
 of Texas Permanent
 University Fund Revenue
 Tender Option Bond
 Partnership Series 1992A
 (BTP-143)/ (Permanent
 University
 Fund Guaranty,
 Bankers Trust
 Tender Option &
 Escrowed to Maturity with
 Government Securities)
 5.20%, 01/07/96              10,685         10,685
Texas State General
 Obligation General Purpose
 Public Improvement Tender
 Option Bond Partnership
 Series 1993B/(BTP-116)
 (Bankers Trust Tender
 Option)
 4.69%, 01/07/96              10,170         10,170
Texas State Public Finance
 Authority General
 Obligation Tender Option
 Bond Partnership Series
 1994 (BTP-127)/ (Bankers
 Trust Tender Option)
 5.20%, 01/07/96              14,980         14,980
                                             ------
                                             35,835
                                             ------
VIRGINIA--0.4%
Chesterfield County,
 Virginia General
 Obligation Public
 Improvement and Refunding
 Tender Option Bond
 Partnership Series 1991
 (BTP-136)/ (Bankers Trust
 Tender Option)
 5.20%, 01/07/96               6,025          6,025
Fairfax County, Virginia
 Public Improvement General
 Obligation Tender Option
 Bond Partnership Series
 1991A (BTP-131)/ (Bankers
 Trust Tender Option)
 5.20%, 01/07/96               7,146          7,146
                                             ------
                                             13,171
                                             ------

SchwabFunds(R)                                                                18
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
WASHINGTON--0.7%
King County, Washington
 Unlimited Tax General
 Obligation Tender Option
 Bond Partnership Series
 1993C (BTP-56)/ (Automated
 Data Processing, Inc.
 Tender Option)
 4.15%, 01/07/96              $6,365        $ 6,365
Washington State General
 Obligation Tender Option
 Bond Partnership Series
 1990 (BTP-152)/ (Bankers
 Trust Tender Option)
 5.20%, 01/07/96               5,655          5,655
Washington State Public
 Power Supply System
 Nuclear Project Number 2
 Revenue Refunding Tender
 Option Bond Partnership
 Series 1990C (BTP-130)/
 (Bankers Trust Tender
 Option)
 5.25%, 01/07/96               5,740          5,740
Washington State Public
 Power Supply System
 Nuclear Project Number 2
 Revenue Refunding Tender
 Option Bond Partnership
 Series 1993B (BTP-137)/
 (Bankers Trust Tender
 Option)
 5.25%, 01/07/96               6,685          6,685
                                            -------
                                             24,445
                                            -------
WISCONSIN--0.4%
Wisconsin State Public
 Improvement General
 Obligation Tender Option
 Bond Partnership
 (BTP-62)/(Automated Data
 Processing, Inc.
 Tender Option &
 Escrowed to Maturity with
 Government Securities)
 4.25%, 01/07/96               4,500          4,500
Wisconsin State Public
 Improvement General
 Obligation Tender Option
 Bond Partnership Series
 1992A (BTP-142)/
 (Bankers Trust
 Tender Option &
 Escrowed to Maturity with
 Government Securities)
 5.20%, 01/07/96               9,480          9,480
                                            -------
                                             13,980
                                            -------
TOTAL VARIABLE RATE TENDER OPTION
 BOND PARTNERSHIPS (Cost $139,017)          139,017
                                            -------
CERTIFICATES OF PARTICIPATION--2.1%(b)
CALIFORNIA--2.1%
San Jose, California
 Certificates of Participation
 (Convention Center Project)/
 (Escrowed to Maturity with
 Government Securities)
 3.73%, 09/01/96              72,315         75,662
                                            -------
TOTAL CERTIFICATES OF PARTICIPATION
 (Cost $75,662)                              75,662
                                            -------
GENERAL OBLIGATIONS--4.5%(b)
ALASKA--0.3%
Anchorage, Alaska Unlimited
 General Obligation Bonds
 Series 1986/
 (FGIC Insurance &
 Escrowed to Maturity with
 Government Securities)
 3.72%, 06/01/96               8,600          8,924
Valdez, Alaska Unlimited
 General Obligation Bonds
 Series 1990/ (MBIA
 Insurance)
 3.70%, 01/01/97               1,000          1,028
                                             ------
                                              9,952
                                             ------
ARKANSAS--0.1%
Arkansas State Unlimited
 General Obligation Bonds
 (College Savings)
 3.32%, 06/01/96               1,975          1,977
                                             ------
CONNECTICUT--0.0%
Connecticut State General
 Obligation Bonds Series
 1992B
 5.20%, 05/15/96               1,000          1,004
                                             ------
DELAWARE--0.1%
Delaware State General
 Obligation Bonds Series
 1994A
 3.47%, 03/01/96               2,240          2,243
Delaware State General
 Obligation Bonds Series B/
 (Escrowed to Maturity with
 Government Securities)
 3.65%, 07/01/96               3,000          3,108
                                             ------
                                              5,351
                                             ------
FLORIDA--0.2%
Dade County, Florida School
 District General
 Obligation Bonds/(MBIA
 Insurance)
 3.70%, 08/01/96               5,450          5,548
Florida State Board of
 Education Capital Outlay
 General Obligation Bonds
 3.65%, 06/01/96               2,000          2,012
                                             ------
                                              7,560
                                             ------

SchwabFunds(R)                                                                19
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
GEORGIA--0.3%
Chatham County, Georgia
 School District Unlimited
 General Obligation Bonds
 Series 1995B/ (FGIC
 Insurance)
 3.65%, 08/01/96             $ 1,160        $ 1,170
Clayton County, Georgia
 School District Unlimited
 General Obligation Bonds/
 (Escrowed to Maturity with
 Government Securities)
 3.70%, 10/01/96               1,335          1,370
Gwinnett County, Georgia
 School District General
 Obligation Bonds Series
 1995A
 3.78%, 02/01/96               7,035          7,043
                                             ------
                                              9,583
                                             ------
HAWAII--0.1%
Honolulu, Hawaii City and
 County Refunding and
 Improvement General
 Obligation Bonds Series
 1993B
 3.65%, 10/01/96               2,000          2,004
                                             ------
ILLINOIS--0.0%
Du Page, Illinois Water
 Commission General
 Obligation Bonds/
 (Escrowed to Maturity with
 Government Securities)
 3.70%, 03/01/96               1,000          1,026
                                             ------
KANSAS--0.7%
Wichita, Kansas General
 Obligation Bonds Renewal
 and Improvement Temporary
 Notes Series 186
 3.65%, 02/29/96              24,600         24,614
                                             ------
MASSACHUSETTS--0.3%
Massachusetts State
 Dedicated Income Tax
 Unlimited Tax General
 Obligation Bonds Series
 1990A/ (FGIC Insurance)
 4.30%, 06/01/96               5,000          5,059
Massachusetts State General
 Obligation Bonds Series
 1986/(Escrowed to
 Maturity with
 Government Securities)
 3.72%, 10/01/96               3,170          3,310
Massachusetts State General
 Obligation Bonds Series
 1990A/ (MBIA Insurance)
 3.63%, 06/01/96               3,000          3,044
                                             ------
                                             11,413
                                             ------
MINNESOTA--0.6%
Minneapolis, Minnesota
 Special School District
 General Obligation Bonds
 3.73%, 02/01/96               5,500          5,506
Minnesota State General
 Obligation Bonds/
 (Escrowed to Maturity with
 Government Securities)
 3.89%, 08/01/96               9,500          9,668
Minnesota State General
 Obligation Bonds Series
 1995
 3.70%, 08/01/96               5,400          5,455
Minnesota State Unlimited
 General Obligation Bonds
 Series 1993
 3.70%, 08/01/96               1,000          1,007
                                             ------
                                             21,636
                                             ------
NEW MEXICO--0.1%
Albuquerque, New Mexico
 Municipal School District
 Number 12 General
 Obligation Bonds
 3.60%, 08/01/96               1,700          1,705
New Mexico State Capital
 Projects General
 Obligation Bonds
 3.75%, 08/01/96               2,000          2,000
                                             ------
                                              3,705
                                             ------
OHIO--0.1%
Columbus, Ohio Limited Tax
 General Obligation Bonds
 Series 1993A
 3.40%, 07/01/96               4,945          4,951
                                             ------
SOUTH CAROLINA--0.2%
South Carolina State
 Capital Improvement
 General Obligation Bonds
 Series 1995B-1
 3.70%, 08/01/96               6,400          6,474
                                             ------
TENNESSEE--0.0%
Tennessee State General
 Obligation Bonds Series
 1995A
 4.25%, 03/01/96               1,000          1,001
                                             ------
TEXAS--0.3%
Amarillo, Texas Independent
 School District Unlimited
 General Obligation Bonds/
 (Escrowed to Maturity with
 Government Securities)
 3.72%, 08/01/96               1,000          1,027
Dallas County, Texas
 Hospital District
 Refunding General
 Obligation Bonds
 4.05%, 02/15/96               1,500          1,502

SchwabFunds(R)                                                                20
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Dallas, Texas Equipment
 Acquisition Contractual
 Obligation General
 Obligation Bonds
 3.73%, 02/15/96             $ 3,405        $ 3,407
Dallas, Texas Limited
 General Obligation Bonds
 Series 1995
 3.75%, 02/15/96               2,750          2,757
Houston, Texas General
 Obligation Bonds Series C
 3.73%, 04/01/96               1,430          1,436
Tarrant County, Texas
 Limited General Obligation
 Bonds
 3.68%, 07/15/96               1,000          1,029
                                             ------
                                             11,158
                                             ------
VIRGINIA--0.1%
Fairfax County, Virginia
 Unlimited General
 Obligation Bonds
 Series 1989A/
 (Escrowed to Maturity with
 Government Securities)
 3.50%, 06/01/96               1,000          1,028
Fairfax County, Virginia
 Unlimited General
 Obligation Bonds
 Series 1989B/
 (Escrowed to Maturity with
 Government Securities)
 3.75%, 11/01/96               1,320          1,359
                                             ------
                                              2,387
                                             ------
WASHINGTON--0.8%
Washington State
 General Obligation Bonds
 Series 1986D/
 (Escrowed to Maturity with
 Government Securities)
 3.85%, 09/01/96              13,200         13,554
Washington State
 General Obligation Bonds
 Series 1990A
 3.60%, 02/01/96               2,000          2,004
Washington State
 General Obligation Bonds
 Series R-1992-C
 3.70%, 09/01/96               1,850          1,863
Washington State
 Motor Vehicles Fuel Tax
 Series 1995B
 3.68%, 06/01/96               1,495          1,503
Washington State
 Motor Vehicles Fuel Tax
 Unlimited General
 Obligation Bonds Series
 1986E/(Escrowed to
 Maturity with
 Government Securities)
 3.65%, 09/01/96               1,000          1,028
Washington State
 Unlimited General
 Obligation Bonds Series
 R-1994-A
 3.60%, 08/01/96               4,000          4,002
Washington State
 Unlimited General
 Obligation Bonds Series
 R-1996-B
 3.62%, 04/01/96               4,005          4,008
                                            -------
                                             27,962
                                            -------
WISCONSIN--0.2%
Milwaukee, Wisconsin
 Metropolitan Sewer
 District Unlimited Tax
 General Obligation Bonds
 Series 1987A
 3.70%, 09/01/96               1,000          1,011
Milwaukee, Wisconsin
 Public Improvement
 Unlimited General
 Obligation Bonds Series
 1995CA
 3.28%, 06/15/96               1,000          1,004
Wisconsin State
 General Obligation Bonds
 Series 1995A
 3.65%, 05/01/96               2,410          2,432
Wisconsin State
 Unlimited General
 Obligation Bonds Series
 1992
 3.70%, 05/01/96               3,000          3,012
                                            -------
                                              7,459
                                            -------
TOTAL GENERAL OBLIGATIONS
 (Cost $161,217)                            161,217
                                            -------
MANDATORY PUT BONDS--3.1%(b)
CALIFORNIA--0.5%
California Higher
 Educational
 Loan Authority, Inc.
 Student Loan Revenue Bonds
 Series 1992B/ (SLMA LOC)
 3.90%, 07/01/96               5,000          5,000
California Higher
 Educational
 Loan Authority, Inc.
 Student Loan Revenue Bonds
 Series 1995E-5/ (SLMA LOC)
 4.25%, 06/01/96              11,700         11,700
                                            -------
                                             16,700
                                            -------
FLORIDA--0.1%
Orange County, Florida
 Industrial Development
 Authority Revenue Bonds
 (General Accident
 Insurance Co.
 of America Project)
 4.28%, 06/01/96               3,500          3,500
                                            -------

SchwabFunds(R)                                                                21
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
ILLINOIS--0.6%
Chicago, Illinois
 General Obligation Tender
 Notes
 3.65%, 05/01/96             $22,600       $ 22,600
                                           --------
INDIANA--0.2%
Indiana State Housing
 Finance Authority Single
 Family Mortgage Housing
 Revenue Bonds Series 1994C
 4.00%, 07/01/96               3,500          3,500
Indiana State Housing
 Finance Authority Single
 Family Mortgage Housing
 Revenue Bonds Series 1994D
 3.90%, 07/01/96               4,700          4,700
                                            -------
                                              8,200
                                            -------
KENTUCKY--0.1%
Calvert City, Kentucky
 Industrial Development
 Revenue Refunding Bonds
 (SKW Alloys, Inc. Lease
 Rent) Series 87/
 (Bayerische Vereinsbank
 LOC)
 4.00%, 04/01/96               2,220          2,220
                                            -------
OREGON--0.3%
Klamath Falls, Oregon
 Electric Revenue Bonds
 (Salt Caves Hydro
 Electric) Series 1986E/
 (Escrowed to Maturity with
 Government Securities)
 4.40%, 05/01/96              10,000         10,000
                                            -------
TEXAS--0.8%
Greater East Texas
 Higher Education Student
 Loan Authority Student
 Loan Revenue Bonds
 Series 1992B/ (SLMA LOC)
 3.90%, 07/01/96              14,000         14,000
Greater East Texas
 Higher Education Student
 Loan Authority Student
 Loan Revenue Bonds Series
 1993B-2/ (SLMA LOC)
 4.10%, 06/01/96               6,500          6,500
Greater East Texas
 Higher Education Student
 Loan Authority Student
 Loan Revenue Bonds Series
 1995B/ (SLMA LOC)
 3.90%, 07/01/96              10,000         10,000
                                            -------
                                             30,500
                                            -------
VIRGINIA--0.3%
Harrisonburg, Virginia
 Redevelopment and Housing
 Authority
 Multi Family Housing
 Revenue Bonds
 (Rolling Brook
 Village Apts.)
 Series 1985A/
 (Guardian Savings &
 Loan Assoc. LOC)
 5.10%, 02/01/96              10,000         10,000
                                            -------
WASHINGTON--0.2%
Washington State Housing
 Finance Committee
 Adjustable Single Family
 Mandatory Put Bonds Series
 1995-1A-S
 4.10%, 06/01/96               5,785          5,785
                                            -------
TOTAL MANDATORY PUT BONDS (Cost
 $109,505)                                  109,505
                                            -------
OPTIONAL PUT BONDS--2.3%(b)
IDAHO--0.3%
Custer County, Idaho
 Pollution Control
 Revenue Bonds
 (Amoco Project)
 Series 1983
 3.80%, 04/01/96              11,500         11,500
                                            -------
MISSOURI--1.7%
Missouri State
 Environmental
 Improvement and Energy
 Resources Authority
 Pollution Control
 Revenue Bonds
 (Union Electric Co.)
 Series 1985A/ (Swiss Bank
 LOC)
 4.00%, 06/01/96              31,000         31,000
Missouri State
 Environmental
 Improvement and Energy
 Resources Authority
 Pollution Control
 Revenue Bonds
 (Union Electric Co.)
 Series 1985B/
 (Union Bank of
 Switzerland LOC)
 4.00%, 06/01/96              28,500         28,500
                                            -------
                                             59,500
                                            -------
NEW HAMPSHIRE--0.1%
New Hampshire Higher
 Education and Health
 Facilities Authority
 Revenue Bonds (Dartmouth
 College) Series 1985A-G
 4.10%, 06/01/96               3,000          3,000
                                            -------

SchwabFunds(R)                                                                22
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
TEXAS--0.1%
Yoakum County, Texas
 Industrial Development
 Authority Pollution
 Control Revenue Bonds
 (Amoco Project)
 3.75%, 05/01/96             $ 5,265        $ 5,265
                                            -------
WYOMING--0.1%
Carbon County, Wyoming
 Pollution Control Revenue
 Bonds (Amoco Project)
 Series 1985
 3.75%, 05/01/96               4,800          4,800
                                            -------
TOTAL OPTIONAL PUT BONDS (Cost
 $84,065)                                    84,065
                                            -------
REVENUE ANTICIPATION NOTES--0.6%(b)
ILLINOIS--0.4%
Illinois State Revenue
 Anticipation Notes Series
 1995-April, 1996
 3.70%, 04/12/96              15,000         15,033
                                            -------
OHIO--0.1%
Cleveland, Ohio City
 School District Special
 Obligation Revenue
 Anticipation Notes/ (AMBAC
 Insurance)
 3.60%, 06/01/96               3,000          3,007
                                            -------
WISCONSIN--0.1%
Milwaukee, Wisconsin
 Revenue Anticipation
 Notes Series A
 4.20%, 02/22/96               5,000          5,009
                                            -------
TOTAL REVENUE ANTICIPATION NOTES
 (Cost $23,049)                              23,049
                                            -------
REVENUE BONDS--4.0%(b)
ALASKA--0.3%
Anchorage, Alaska Electric
 Utilities Revenue Bonds
 (Secondary Lien) Series
 1986A/ (MBIA Insurance &
 Escrowed to Maturity with
 Government Securities)
 3.70%, 06/01/96               8,770          9,083
                                            -------
ARIZONA--0.5%
Arizona State
 Transportation
 Board Excise Tax Revenue
 Bonds (Maricopa County
 Regulatory Area) Series A/
 (AMBAC Insurance)
 3.80%, 07/01/96              12,910         12,953
Arizona State
 Transportation
 Board Excise Tax Revenue
 Bonds (Maricopa County
 Regulatory Area) Series B/
 (AMBAC Insurance)
 3.80%, 07/01/96               2,470          2,478
Arizona State University
 Revenue Bonds Series 1988/
 (AMBAC Insurance &
 Escrowed to Maturity with
 Government Securities)
 3.80%, 07/01/96               1,795          1,860
                                            -------
                                             17,291
                                            -------
CALIFORNIA--0.2%
Los Angeles County,
 California Transportation
 Commission Sales Tax
 Revenue Refunding Bonds
 Series A/(Escrowed to
 Maturity with
 Government Securities)
 3.65%, 07/01/96               1,000          1,039
Southern California Public
 Power Authority
 Transmission Revenue Bonds
 (Southern Transmission
 Project)/ (Escrowed to
 Maturity with Government
 Securities)
 3.80%, 07/01/96               5,015          5,262
                                            -------
                                              6,301
                                            -------
FLORIDA--0.1%
Florida State Municipal
 Power Agency Revenue
 Refunding Bonds (St. Lucie
 Project)/ (Escrowed to
 Maturity with Government
 Securities)
 3.65%, 10/01/96               1,000          1,044
Jacksonville, Florida
 Electric Authority Revenue
 Bonds Series 1988-3A/
 (Escrowed to Maturity with
 Government Securities)
 3.73%, 10/01/96               2,030          2,118
                                            -------
                                              3,162
                                            -------
HAWAII--0.1%
Hawaii State Department
 of Budget and Finance
 Special Purpose Mortgage
 Revenue Bonds (Kapiolani
 Medical Center for
 Women and Children)/
 (Escrowed to Maturity with
 Government Securities)
 3.73%, 07/01/96               3,900          4,051
                                            -------

SchwabFunds(R)                                                                23
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
ILLINOIS--0.2%
Chicago, Illinois
 Waterworks Revenue
 Refunding Bonds/ (Escrowed
 to Maturity with
 Government Securities)
 3.65%, 11/01/96              $1,000        $ 1,037
Illinois State Sales
 Tax Revenue Bonds Series
 1986B/(Escrowed to
 Maturity with
 Government Securities)
 4.00%, 06/15/96               5,500          5,698
Illinois State Toll
 Highway Authority
 Priority Revenue Bonds/
 (Escrowed to Maturity with
 Government Securities)
 4.00%, 01/01/96               1,000          1,020
                                             ------
                                              7,755
                                             ------
INDIANA--0.1%
Purdue University,
 Indiana University Student
 Fee Revenue Bonds Series
 1993J
 3.65%, 07/01/96               4,800          4,812
                                             ------
KENTUCKY--0.3%
Kentucky State Turnpike
 Authority Economic
 Development Road Revenue
 Bonds Series 1986A/
 (Escrowed to Maturity with
 Government Securities)
 3.65%, 07/01/96               1,000          1,040
 3.70%, 07/01/96               1,350          1,402
 3.80%, 07/01/96               8,600          8,923
                                             ------
                                             11,365
                                             ------
MARYLAND--0.1%
Maryland Department
 of Transportation
 Consolidated
 Transportation Revenue
 Refunding Bonds Series
 1991
 3.80%, 09/01/96               1,200          1,215
Washington, Maryland
 Suburban Sanitation
 District (Maryland Sewer
 Disposal) Revenue Bonds
 3.65%, 06/01/96                 600            609
                                             ------
                                              1,824
                                             ------
MINNESOTA--0.1%
Southern Minnesota
 Municipal Power Agency
 Power Supply System
 Revenue Bonds/
 (MBIA Insurance &
 Escrowed to Maturity with
 Government Securities)
 3.44%, 01/01/96               1,000          1,020
University of Minnesota
 Refunding Revenue Bonds
 Series A/
 (Escrowed to Maturity with
 Government Securities)
 3.50%, 02/01/96               3,925          4,017
                                              -----
                                              5,037
                                              -----
NEW MEXICO--0.2%
New Mexico State
 Severence Tax Revenue
 Bonds Series 1995B
 3.80%, 07/01/96               3,110          3,136
New Mexico State
 Severence Tax Revenue
 Refunding Bonds Series
 1992B (d)
 3.50%, 07/01/96               1,000          1,008
Santa Fe, New Mexico
 Single Family Mortgage
 Revenue Bonds (FNMA/GNMA
 Mortgage Backed Securities
 Project) Series 1995B/
 (FGIC Insurance)
 4.00%, 11/15/96               3,000          3,000
                                              -----
                                              7,144
                                              -----
NEW YORK--0.2%
Metropolitan Transportation
 Authority, New York
 Revenue Bonds Series
 1986F/(Escrowed to
 Maturity with
 Government Securities)
 3.70%, 07/01/96               8,445          8,799
                                              -----
NORTH DAKOTA--0.0%
Fargo, North Dakota
 Sales Tax Revenue
 Refunding Bonds/ (AMBAC
 Insurance)
 3.85%, 07/01/96                 710            714
                                              -----
PENNSYLVANIA--0.2%
Pennsylvania State Turnpike
 Commission Revenue Bonds
 Series 1986A/(Escrowed to
 Maturity with
 Government Securities)
 3.67%, 12/01/96               6,865          7,254
                                              -----
RHODE ISLAND--0.0%
Rhode Island Depositors
 Economic Protection Corp.
 Special Obligation Revenue
 Bonds Series A/
 (MBIA Insurance &
 Escrowed to Maturity with
 Government Securities)
 3.90%, 08/01/96               1,400          1,454
                                              -----

SchwabFunds(R)                                                                24
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
SOUTH CAROLINA--0.1%
South Carolina State
 Public Service Authority
 Expansion Revenue
 Refunding Bonds/ (Escrowed
 to Maturity with
 Government Securities)
 3.80%, 07/01/96              $ 2,695       $ 2,829
                                            -------
TEXAS--1.2%
Harris County, Texas
 Hospital District Mortgage
 Revenue Bonds/ (Escrowed
 to Maturity with
 Government Securities)
 3.52%, 04/01/96              23,000         23,734
Houston, Texas
 Water & Sewer System
 Revenue Exchange Prior
 Lien Revenue Bonds Series
 1986A/(Escrowed to
 Maturity with
 Government Securities)
 3.65%, 12/01/96                 300            315
San Antonio, Texas
 Electric & Gas Revenue
 Refunding Bonds
 Series 1986A/
 (Escrowed to Maturity with
 Government Securities)
 4.25%, 02/01/96               2,150          2,190
San Antonio, Texas
 Electric & Gas Revenue
 Refunding Bonds Series
 1985B/(Escrowed to
 Maturity with
 Government Securities)
 3.70%, 02/01/96              10,000         10,198
San Antonio, Texas
 Electric & Gas Revenue
 Refunding Bonds
 Series 1991A
 4.25%, 02/01/96               3,000          3,004
Trinity River Authority,
 Texas Regional
 Wastewater System
 Revenue Refunding Bonds
 Series A/ (AMBAC
 Insurance)
 3.80%, 08/01/96               1,500          1,504
University of Texas
 Constitutional
 Appropriation Revenue
 Bonds Series 1995(d)
 3.50%, 08/15/96               1,115          1,118
                                            -------
                                             42,063
                                            -------
VIRGINIA--0.0%
Henrico County, Virginia
 Water & Sewer Revenue
 Refunding Bonds Series
 1986/(Escrowed to
 Maturity with
 Government Securities)
 3.70%, 05/01/96               1,055          1,090

WASHINGTON--0.0%
Seattle, Washington
 Municipal Metropolitan
 Seattle Sewer Revenue
 Bonds Series 1988R2/
 (Escrowed to Maturity with
 Government Securities)
3.70%, 01/01/96                 750            765
                                           --------
WISCONSIN--0.1%
Wisconsin State
 Clean Water Revenue Bonds
 Series 1991-1
 3.70%, 06/01/96               1,690          1,704
                                           --------
TOTAL REVENUE BONDS (Cost $144,497)
                                            144,497
                                           --------
TAX ANTICIPATION NOTES--0.8%(b)
NEW YORK--0.2%
New York City, New York
 Tax Anticipation Notes
 Series 1995-1996A
 3.60%, 02/15/96               4,500          4,505
South Huntington, New York
 Unified School District
 Tax Anticipation Notes
 Series 1995-1996
 3.64%, 06/28/96               3,850          3,861
                                           --------
                                              8,366
                                           --------
OREGON--0.4%
Lane County, Oregon Tax
 Anticipation Notes Series
 1995-1996
 3.88%, 06/28/96               3,500          3,510
Multnomah County, Oregon
 School District Number 1J
 Portland Tax Anticipation
 Notes
 3.65%, 05/30/96              10,500         10,546
                                           --------
                                             14,056
                                           --------
SOUTH CAROLINA--0.2%
Charleston County, South
 Carolina School District
 Tax Anticipation Notes
 Series 1995-1996
 3.75%, 04/15/96               8,300          8,317
                                           --------
TOTAL TAX ANTICIPATION NOTES (Cost
 $30,739)                                    30,739
                                           --------
TAX AND REVENUE ANTICIPATION NOTES--6.00%(b)
CALIFORNIA--3.6%
California School Cash
 Reserve Program Authority
 Pooled Tax and Revenue
 Anticipation Notes Series
 1995A/ (MBIA Insurance)
 3.75%, 07/03/96              56,500         56,774

SchwabFunds(R)                                                                25
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Fullerton, California
 Joint Unified
 High School District
 Tax and Revenue
 Anticipation Notes
 Series 1995-1996
 3.80%, 11/14/96             $ 3,725        $ 3,747
Kern County, California
 High School District
 Tax and Revenue
 Anticipation Notes Series
 1995-1996
 4.05%, 09/19/96              20,000         20,096
Los Angeles County,
 California Tax and Revenue
 Anticipation Notes Series
 1995-96/(Multiple Credit
 Enhancements)
 3.83%, 07/01/96               1,500          1,505
 3.68%, 07/01/96               1,200          1,204
Pleasanton, California
 Unified School District
 Tax and Revenue
 Anticipation Notes Series
 1995-1996
 4.00%, 07/05/96               4,030          4,045
San Francisco, California
 Unified School District
 Tax and Revenue
 Anticipation Notes Series
 1995-96
 3.89%, 07/25/96              10,000         10,033
San Joaquin County,
 California Tax and Revenue
 Anticipation Notes Series
 1995-1996
 3.97%, 10/15/96              30,000         30,121
                                            -------
                                            127,525
                                            -------
IOWA--0.7%
Iowa School Corp.
 Warrant Certificates
 Iowa School Cash
 Anticipation Program
 Series 1995A/(Capital
 Guaranty Insurance)
 3.85%, 06/28/96              25,000         25,106
                                            -------
TEXAS--1.4%
Texas State Tax and Revenue
 Anticipation Notes Series
 1995-1996A
 4.05%, 08/30/96              24,000         24,107
 3.95%, 08/30/96               8,190          8,232
 3.94%, 08/30/96               1,000          1,005
 3.90%, 08/30/96               3,000          3,016
 3.73%, 08/30/96              13,000         13,080
                                            -------
                                             49,440
                                            -------
WISCONSIN--0.3%
Kenosha, Wisconsin
 Tax and Revenue
 Anticipation Notes
 3.78%, 06/28/96               4,500          4,510
Wisconsin State Operating
 Tax and Revenue
 Anticipation Notes
 3.50%, 06/17/96               5,000          5,021
                                            -------
                                              9,531
                                            -------
TOTAL TAX AND REVENUE ANTICIPATION
 NOTES
 (Cost $211,602)                            211,602
                                            -------
TAX-EXEMPT COMMERCIAL PAPER--12.4%(b)
ARIZONA--1.5%
Maricopa County, Arizona
 Pollution Control
 Financing Authority
 Pollution Control Revenue
 Bonds (Southern California
 Edison Co. Palo Verde
 Project) Series 1985B
 3.80%, 02/12/96               6,450          6,450
 3.85%, 02/26/96               5,000          5,000
Maricopa County, Arizona
 Pollution Control
 Financing Authority
 Pollution Control Revenue
 Bonds (Southern California
 Edison Co. Palo Verde
 Project) Series 1985C
 3.85%, 02/08/96               6,250          6,250
 3.50%, 02/08/96               5,500          5,500
 3.80%, 02/12/96               3,100          3,100
 3.75%, 02/14/96               6,450          6,450
Maricopa County, Arizona
 Pollution Control
 Financing Authority
 Pollution Control Revenue
 Bonds (Southern California
 Edison Co. Palo Verde
 Project) Series 1985G
 3.85%, 02/26/96               4,000          4,000
Salt River, Arizona
 Agricultural Improvement
 Program/(Multiple Credit
 Enhancements)
 3.75%, 01/12/96              15,200         15,200
                                            -------
                                             51,950
                                            -------
COLORADO--1.1%
Denver, Colorado City and
 County Airport System
 Revenue Bonds (Denver
 International Airport)
 Series 1990B/ (Sumitomo
 Bank LOC)
 4.05%, 02/15/96               7,520          7,520

SchwabFunds(R)                                                                26
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
Denver, Colorado City and
 County Airport System
 Revenue Bonds (Denver
 International Airport)
 Series 1990C/ (Sumitomo
 Bank LOC)
 4.00%, 02/08/96             $15,000        $15,000
Platte River, Colorado
 Power Authority
 Adjustable Tender
 Electric Secondary
 Lien Bonds Series S-1/
 (Morgan Guaranty
 Trust LOC)
 3.75%, 02/07/96               1,800          1,800
 3.75%, 02/08/96              15,000         15,000
                                             ------
                                             39,320
                                             ------
GEORGIA--1.5%
Burke County, Georgia
 Development Authority
 Pollution Control
 Revenue Bonds
 (Oglethorpe Power
 Project) 1st Series 1989/
 (Credit Suisse LOC)
 3.85%, 02/08/96               4,300          4,300
 3.80%, 02/08/96               2,700          2,700
 3.45%, 02/08/96               1,400          1,400
 3.75%, 02/15/96               7,500          7,500
 3.75%, 02/26/96               2,000          2,000
 3.75%, 02/27/96              11,500         11,500
 3.70%, 02/27/96              22,700         22,700
                                             ------
                                             52,100
                                             ------
KANSAS--0.4%
Burlington, Kansas
 Pollution Control
 Revenue Refunding Bonds
 (Kansas City Power &
 Light) Series 1987A/
 (Toronto-Dominion Bank LOC)
 3.75%, 02/15/96              12,150         12,150
Burlington, Kansas
 Pollution Control
 Revenue Refunding Bonds
 (Kansas City Power &
 Light) Series 1987B/
 (Deutsche Bank LOC)
 3.80%, 02/07/96               2,200          2,200
                                             ------
                                             14,350
                                             ------
KENTUCKY--0.1%
Pendleton County, Kentucky
 Multiple County Lease
 Revenue Bonds (Kentucky
 Association of Counties
 Lease Program) Series
 1989/ (Commonwealth Bank
 of Australia LOC)
 3.70%, 02/08/96               2,300          2,300
                                             ------
LOUISIANA--2.0%
Louisiana State Adjustable
 Tender General Obligation
 Refunding Bonds Series
 1991A/(Credit Local de
 France & Fuji Bank LOC)
 3.85%, 02/08/96               4,275          4,275
 3.80%, 02/13/96               2,500          2,500
 3.75%, 02/14/96               4,745          4,745
 3.80%, 02/26/96              11,000         11,000
Louisiana State Pollution
 Control Revenue Refunding
 Bonds (St. James
 Parish/Texaco Project)
 Series 1988B
 3.65%, 02/09/96              48,900         48,900
Louisiana State Pollution
 Control Revenue Refunding
 Bonds (St. James
 Parish/Texaco Project)
 Series 1988C
 3.65%, 02/09/96               1,000          1,000
                                             ------
                                             72,420
                                             ------
MASSACHUSETTS--0.3%
Massachusetts Water
 Resource Authority
 Commercial Paper Series
 1995/(Morgan Guaranty
 Trust LOC)
 3.75%, 02/22/96               9,400          9,400
                                             ------
MICHIGAN--0.9%
Michigan State Building
 Authority Commercial Paper
 Notes Series 1/ (Canadian
 Imperial Bank of Commerce
 LOC)
 4.10%, 01/16/96              33,600         33,600
                                             ------
MINNESOTA--0.2%
Rochester, Minnesota
 Adjustable Tender Health
 Care Facility Revenue
 Bonds (Mayo Foundation/
 Mayo Medical Center)
 Series 1988E/
 (Credit Suisse SBPA)
 3.70%, 02/14/96               3,100          3,100
Rochester, Minnesota
 Adjustable Tender Health
 Care Facility Revenue
 Bonds (Mayo Foundation/
 Mayo Medical Center)
 Series 1992A
 3.75%, 02/15/96               3,000          3,000
Rochester, Minnesota
 Adjustable Tender Health
 Care Facility Revenue
 Bonds (Mayo Foundation/
 Mayo Medical Center)
 Series 1992C
 3.45%, 03/07/96               1,550          1,550
                                             ------
                                              7,650
                                             ------

SchwabFunds(R)                                                                27
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
SCHEDULE OF INVESTMENTS (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

                               Par         Value
                             -------     ----------
NEW YORK--0.1%
New York City, New York
 Municipal Water Finance
 Authority Tax-Exempt
 Commercial Paper/ (Credit
 Suisse LOC)
 3.75%, 02/08/96             $ 5,000        $ 5,000
                                            -------
NORTH CAROLINA--1.7%
North Carolina Eastern
 Municipal Power Agency
 Power System Revenue Bonds
 Series 1988B/ (Union Bank
 of Switzerland & Morgan
 Guaranty Trust LOC)
 3.70%, 02/07/96              20,500         20,500
 3.75%, 02/26/96               5,400          5,400
North Carolina Eastern
 Municipal Power Agency
 Tax-Exempt Commercial
 Paper/(Industrial Bank of
 Japan LOC)
 3.80%, 02/07/96              24,321         24,321
 3.60%, 02/08/96               9,824          9,824
 3.55%, 02/08/96               2,500          2,500
                                            -------
                                             62,545
                                            -------
TEXAS--2.6%
Lower Colorado River
 Authority Tax-Exempt
 Commercial Paper Series
 B/(Morgan Guaranty Trust
 Revolving Credit Agreement
 3.80%, 02/14/96              15,800         15,800
Texas Municipal Power
 Agency Commercial
 Paper/(Bank of America,
 Canadian Imperial Bank of
 Commerce & Morgan Guaranty
 Trust Revolving Credit
 Agreement)
 3.80%, 01/11/96              49,025         49,025
Texas State Tax-Exempt
 Commercial Paper Series
 1995
 3.35%, 08/12/96              30,000         30,000
                                         ----------
                                             94,825
                                         ----------
TOTAL TAX-EXEMPT COMMERCIAL PAPER
 (Cost $445,460)                            445,460
                                         ----------
TOTAL INVESTMENTS--100.0%
 (Cost $3,586,104)                       $3,586,104
                                         ==========

NOTES TO SCHEDULE OF INVESTMENTS.

     For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.

     (a) Variable rate securities. Interest rates vary periodically based on current market rates. Rates shown are the effective rates on December 31, 1995. Dates shown represent the latter of the demand date or next interest rate change date, which is considered the maturity date for financial reporting purposes. For variable rate securities without demand features, the next interest reset date is shown.

     (b) Interest rates represent effective yield to put or call date at time of purchase.

     (c) Certain securities purchased by the Fund are private placement securities exempt from registration by Section 4(2) of the Securities Act of 1933. These securities generally are issued to institutional investors, such as the Schwab Tax-Exempt Money Fund. Any resale by the Fund must be in an exempt transaction, normally to a qualified institutional buyer. At December 31, 1995, the aggregate value of private placement securities held by the Fund was $139,017,000 which represented 3.90% of net assets. All of these private placement securities were determined by the Investment Manager to be liquid in accordance with procedures adopted by the Board of Trustees.

SchwabFunds(R)                                                                28
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     (d) Security traded on a delayed-delivery basis. Payment and delivery is scheduled for a future time, generally within two weeks of entering into the transaction. The transaction is subject to market fluctuation and to the risk that the value may be more or less than the purchase price when the transaction was initiated. The Fund has set aside sufficient investment securities as collateral for securities purchased on a delayed-delivery basis.

      Abbreviations
     ---------------
     AMBAC             AMBAC Indemnity Corporation
     FGIC              Financial Guaranty Insurance Company
     FHLB              Federal Home Loan Bank
     FNB               First National Bank
     FNMA              Federal National Mortgage Association
     FSA               Financial Security Assurance
     GNMA              Government National Mortgage Association
     LOC               Letter of Credit
     MBIA              Municipal Bond Investors Assurance Corporation
     N.R.U.-C.F.C.     National Rural Utilities Cooperative Financing Corporation
     SBPA              Standby Purchase Agreement
     SLMA              Student Loan Marketing Association
     SPA               Securities Purchase Agreement

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                29
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES (in thousands)
December 31, 1995
--------------------------------------------------------------------------------

ASSETS
Investments, at value (Cost: $3,586,104)                        $3,586,104
Cash                                                                   166
Interest receivable                                                 30,491
Receivable for fund shares sold                                      2,940
Prepaid expenses                                                       551
                                                                ----------
     Total assets                                                3,620,252
                                                                ----------
LIABILITIES
Payable for:
  Dividends                                                         15,284
  Fund shares redeemed                                                 670
  Investments purchased                                             37,735
  Investment advisory and administration fee                           603
  Transfer agency and shareholder service fees                       1,157
  Other                                                                284
                                                                ----------
     Total liabilities                                              55,733
                                                                ----------
Net assets applicable to outstanding shares                     $3,564,519
                                                                ==========
NET ASSETS CONSIST OF:
  Capital paid in                                               $3,566,367
  Accumulated net realized loss on investments sold                 (1,848)
                                                                ----------
                                                                $3,564,519
                                                                ==========
THE PRICING OF SHARES
  3,405,684 outstanding Sweep Shares and
     160,683 outstanding Value Advantage Shares,
     $0.00001 par value (unlimited shares authorized)            3,566,367
  Net asset value, offering and redemption price per each
     Sweep Share and Value Advantage Share                           $1.00

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                30
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
STATEMENT OF OPERATIONS (in thousands)
For the year ended December 31, 1995
--------------------------------------------------------------------------------

Interest income                                                   $127,090
                                                                  --------
Expenses:
  Investment advisory and administration fee                        13,694
  Transfer agency and shareholder service fees:
     Sweep Shares                                                   14,432
     Value Advantage Shares                                            103
  Custodian fees                                                       380
  Registration fees                                                    400
  Professional fees                                                    187
  Shareholder reports                                                  296
  Trustees' fees                                                        21
  Amortization of deferred organization costs and
     other prepaid expenses                                             76
  Insurance and other expenses                                         139
                                                                  --------
                                                                    29,728
Less expenses reduced and absorbed                                  (8,375)
                                                                  --------
  Total expenses incurred by Fund                                   21,353
                                                                  --------
Net investment income                                              105,737
Net realized loss on investments sold                                  (21)
                                                                  --------
Increase in net assets resulting from operations                  $105,716
                                                                  ========

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                31
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
STATEMENT OF CHANGES IN NET ASSETS (in thousands)
--------------------------------------------------------------------------------

                                                     For the year ended
                                                        December 31,
                                                    1995            1994
                                                 -----------     -----------
Operations:
  Net investment income                          $   105,737     $    65,678
  Net realized loss on investments sold                  (21)         (1,586)
                                                 -----------     -----------
  Increase in net assets resulting
     from operations                                 105,716          64,092
                                                 -----------     -----------
Dividends to shareholders from
  net investment income:
     Sweep Shares                                   (104,288)        (65,678)
     Value Advantage Shares                           (1,449)             --
                                                 -----------     -----------
  Total dividends to shareholders                   (105,737)        (65,678)
                                                 -----------     -----------
Capital share transactions (dollar amounts
  and number of shares are the same):
  Proceeds from shares sold                       10,148,323       8,184,151
  Net asset value of shares issued in
     reinvestment of dividends                       100,567          57,664
  Less payments for shares redeemed               (9,700,301)     (7,647,595)
                                                 -----------     -----------
  Increase in net assets from capital
     share transactions                              548,589         594,220
                                                 -----------     -----------
Total increase in net assets                         548,568         592,634
Net Assets:
  Beginning of period                              3,015,951       2,423,317
                                                 -----------     -----------
  End of period                                  $ 3,564,519     $ 3,015,951
                                                 ===========     ===========

                See accompanying Notes to Financial Statements.

SchwabFunds(R)                                                                32
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1995
--------------------------------------------------------------------------------
1. DESCRIPTION OF THE FUND

The Schwab Tax-Exempt Money Fund (the "Fund") is a series of The Charles Schwab Family of Funds (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on October 20, 1989 and registered under the Investment Company Act of 1940, as amended.

The Board of Trustees of the Trust adopted a multiple class plan for the Fund on May 9, 1995. Commencing July 7, 1995, the Fund began offering more than one class of shares. Pursuant to the plan, the existing shares were redesignated as Sweep Shares ("Sweep Shares"), and a new class of shares was added -- the Value Advantage Shares ("Value Advantage Shares"). Both classes represent interests in the same portfolio of investments of the Fund and are substantially the same in all respects except that the classes are subject to different transfer agency and shareholder service fees (see Note 3), investment minimums and certain other expenses.

In addition to the Fund, the Trust also offers -- the Schwab Money Market Fund, the Schwab Government Money Fund, the Schwab U.S. Treasury Money Fund, the Schwab California Tax-Exempt Money Fund (Sweep and Value Advantage Shares), the Schwab New York Tax-Exempt Money Fund (Sweep and Value Advantage Shares), the Schwab Value Advantage Money Fund(R), the Schwab Institutional Advantage Money Fund(TM) and the Schwab Retirement Money Fund(R). The assets of each series are segregated and accounted for separately.

The Schwab Tax-Exempt Money Fund invests in a diversified portfolio of short-term high quality municipal securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments are stated at amortized cost which approximates market value.

Security transactions -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed).

Dividends to shareholders -- The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Dividends paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and will be in the same amount except for the effect of expenses that may be applied differently, as described below.

SchwabFunds(R)                                                                33
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1995
--------------------------------------------------------------------------------

Deferred organization costs -- Costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission and with various states are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are allocated to each series in proportion to their relative net assets. Expenses attributable to both classes of shares are allocated daily to each class based on the value of settled shares outstanding of each respective class. Transfer agency, shareholder service fees and certain other expenses which are class specific are calculated daily at the class level.

Interest income and realized gains (losses) -- Interest income is recorded on the accrual basis and includes amortization of premium on investments. Realized gains and losses from security transactions are determined on an identified cost basis. Income and realized gains (losses) are allocated daily to each class of shares based on the value of settled shares outstanding of each respective class.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreements -- The Trust has investment advisory and administration agreements with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of .46% of the first $1 billion of average daily net assets, .41% of such assets over $1 billion, and .40% of such assets in excess of $2 billion. Under these agreements, the Fund incurred investment advisory and administration fees of $13,694,000 for the year ended December 31, 1995, before the Investment Manager reduced its fee (see Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of .45% and .25% of average daily net assets of the Sweep Shares and Value Advantage Shares, respectively. For the year ended December 31, 1995, the Fund incurred transfer agency and shareholder service fees of $14,432,000 and $103,000 for the Sweep Shares and Value Advantage Shares, respectively, before Schwab reduced its fees (see Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers or directors of the Investment Manager and/or Schwab. During the year ended December 31, 1995, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $21,000 related to the Trust's unaffiliated trustees.

SchwabFunds(R)                                                                34
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees and absorbed certain expenses in order to limit the Fund's ratio of operating expenses to average net assets. For the year ended December 31, 1995, the total of such fees and expenses reduced and absorbed by the Investment Manager were $7,229,000 and the total of such fees reduced by Schwab was $1,146,000.

5. INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities during the year ended December 31, 1995, aggregated (in thousands) $6,419,657 and $5,869,911, respectively.

6. CAPITAL SHARE TRANSACTIONS

The Fund offers two classes of shares: Sweep Shares and Value Advantage Shares. Shares of each class represent interests in the same portfolio of investments of the Fund. Transactions in capital shares were as follows (in thousands):

                                                                    Year ended December 31,
                                                                     1995*           1994
                                                                  -----------     -----------
Proceeds from shares sold:
  Sweep Shares                                                    $ 9,911,852     $ 8,184,151
  Value Advantage Shares                                              236,471              --
                                                                  -----------     -----------
    Total proceeds from shares sold                                10,148,323       8,184,151
Net asset value of shares issued in
 reinvestment of dividends:
  Sweep Shares                                                         99,813          57,664
  Value Advantage Shares                                                  754              --
                                                                  -----------     -----------
    Total net asset value of shares issued in
      reinvestment of dividends                                       100,567          57,664
Less payments for shares redeemed:
  Sweep Shares                                                     (9,623,759)     (7,647,595)
  Value Advantage Shares                                              (76,542)             --
                                                                  -----------     -----------
    Total payments for shares redeemed                             (9,700,301)     (7,647,595)
Total increase in net assets from
 capital share transactions                                       $   548,589     $   594,220
                                                                  ===========     ===========

* The Value Advantage Shares commenced operations on July 7, 1995.

SchwabFunds(R)                                                                35
--------------------------------------------------------------------------------
SCHWAB TAX-EXEMPT MONEY FUND
NOTES TO FINANCIAL STATEMENTS
For the year ended December 31, 1995
--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period:

                                         Value
                                       Advantage
                                         Shares                             Sweep Shares
                                     --------------  ----------------------------------------------------------
                                     For the period
                                         ended                     For the year ended December 31,
                                      December 31,   ----------------------------------------------------------
                                        1995 1          1995        1994        1993        1992        1991
                                       ----------    ----------------------------------------------------------
Net asset value at
 beginning of period                       $1.00          $1.00       $1.00       $1.00       $1.00       $1.00
Income from investment
----------------------
 operations
 ----------
 Net investment income                       .02            .03         .02         .02         .03         .04
 Net realized and unrealized gain
   (loss) on investments                      --             --          --          --          --          --
                                        --------     ----------  ----------  ----------  ----------  ----------
 Total from investment operations            .02            .03         .02         .02         .03         .04
Less distributions
------------------
 Dividends from net investment
   income                                   (.02)          (.03)       (.02)       (.02)       (.03)       (.04)
 Distributions from realized gain on
   investments                                --             --          --          --          --          --
                                        --------     ----------  ----------  ----------  ----------  ----------
 Total distributions                        (.02)          (.03)       (.02)       (.02)       (.03)       (.04)
                                        --------     ----------  ----------  ----------  ----------  ----------
Net asset value at
 end of period                             $1.00          $1.00       $1.00       $1.00       $1.00       $1.00
                                        ========     ==========  ==========  ==========  ==========  ==========
Total return (%)                            1.68           3.30        2.32        1.93        2.49        4.01
----------------
Ratios/Supplemental data
------------------------
 Net assets, end of period (000s)       $160,682     $3,403,837  $3,015,951  $2,423,317  $1,744,903  $1,359,121
 Ratio of expenses to
   average net assets (%)                    .45*           .66         .65         .63         .63         .63
 Ratio of net investment income to
   average net assets (%)                   3.50*          3.25        2.31        1.92        2.45        3.91

The Investment Manager and Schwab have reduced a portion of their fees and absorbed certain expenses in order to limit the Fund's ratio of operating expenses to average net assets. Had these fees and expenses not been reduced and absorbed, with respect to the Value Advantage Shares, the ratio of expenses to average net assets and the ratio of net investment income to average net assets for the period ended December 31, 1995, would have been .95%* and 3.00%*, respectively. With respect to the Sweep Shares, the ratio of expenses to average net assets for the periods ended December 31, 1995, 1994, 1993, 1992, and 1991 would have been .91%, .91%, .93%, .94% and .95%, respectively, and the ratio of net investment income to average net assets would have been 3.00%, 2.05%, 1.62%, 2.14%, and 3.59%, respectively.

1 For the period July 7, 1995 (commencement of operations) to December 31,
1995.

  * Annualized

SchwabFunds(R)                                                                36
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

To the Board of Trustees
and Shareholders of the Schwab Tax-Exempt Money Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab Tax-Exempt Money Fund (one of the series constituting The Charles Schwab Family of Funds, hereafter referred to as the "Trust") at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each period presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
January 31, 1996

            THIS SPACE IS RESERVED FOR YOUR COMMENTS AND QUESTIONS.
              A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

                             SCHWABFUNDS FAMILY(R)

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio with one investment in any of the three Asset Director(R) Funds, or choose several different equity markets with our three equity index funds. You can also select from different maturities with our bond fund choices, and take advantage of an array of money market funds.

                           SCHWAB ASSET DIRECTOR FUNDS

- HIGH GROWTH FUND seeks to provide high capital growth with less volatility than an all-stock portfolio. This Fund has the largest stock component and offers the highest risk and return potential.

- BALANCED GROWTH FUND seeks to provide maximum total return, including capital growth and income. This Fund invests in a more balanced mix of stocks and bonds and offers moderate risk and return potential.

- CONSERVATIVE GROWTH FUND seeks to provide income with growth potential. This Fund has the smallest stock component, which is designed to help offset inflation, and generally keeps the majority of its assets invested in bonds. It offers the lowest risk and return potential.


                               SCHWAB INDEX FUNDS

- SCHWAB 1000 FUND(R) is designed to match the total return of the Schwab 1000 Index(R), comprised of the largest 1,000 publicly traded U.S. companies -- the stocks of which represent about 85% of the total market capitalization of the U.S. stock market. 1

- SCHWAB SMALL-CAP INDEX FUND(R) is designed to track the total return of the Schwab Small-Cap Index(R), which tracks the performance of small-capitalization companies. The Schwab Small-Cap Index is comprised of the second 1,000 largest publicly traded companies in the U.S. 1

- SCHWAB INTERNATIONAL INDEX FUND(TM) is designed to track the total return of the Schwab International Index(R), comprised of 350 of the largest companies, based on market capitalization, in foreign countries with developed securities markets. 2

                                SCHWAB BOND FUNDS

- SCHWAB GOVERNMENT BOND FUNDS include two Funds designed to offer high current yields with the credit safety of U.S. government securities. The income level you are seeking and your tolerance for fluctuation in share price should determine your selection of either our Short/Intermediate Fund or our Long-Term Fund. 3

- SCHWAB TAX-FREE BOND FUNDS help investors take advantage of one of the last remaining tax breaks: tax-free municipal bonds. We offer a national Short/Intermediate Fund and a Long-Term Fund, both of which pay monthly income free from federal personal income tax. 4, 5


- SCHWAB CALIFORNIA TAX-FREE BOND FUNDS gives California taxpayers two different opportunities to earn double tax-free income -- free from both federal and California state personal income taxes. 5

                               SCHWAB MONEY FUNDS

Schwab offers an array of money funds that seek high current income with safety and liquidity. Choose from taxable or tax-exempt alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(TM). 6

We will be happy to provide you with a free prospectus and brochure on any of the SchwabFunds(R). EACH PROSPECTUS PROVIDES MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES. PLEASE READ IT CAREFULLY BEFORE INVESTING.

                        1-800-2 NO-LOAD (1-800-266-5623)

1 The Schwab 1000 Index and the Schwab Small-Cap Index consist of publicly traded companies ranked by market capitalization. These indices do not include privately held companies, investment companies and companies incorporated outside of the United States.

2 The Schwab International Index is comprised of publicly traded companies ranked by market capitalization in countries with developed securities markets. Currently invested in 15 countries, the Index does not include privately held companies, investment companies or companies from the United States.

3 Investors in the Schwab Government Bond Funds may experience a decline in share price due to prepayment of obligations held by the Funds.

4 Income may be subject to state and local taxes.

5 Income may be subject to the Alternative Minimum Tax (AMT). Capital appreciation from discounted bonds may be subject to state and federal income tax.

6 Investments in money market funds are neither insured nor guaranteed by the U.S. Government, and there is no assurance that the Funds will be able to maintain a stable share price of $1.

                                                           --------------
                                                              BULK RATE
                                                            U.S. POSTAGE
                                                                PAID
                                                           CHARLES SCHWAB
                                                           --------------

[SCHWABFUNDS FAMILY(R) LOGO]
101 Montgomery Street
San Francisco, California 94104

INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
(C) 1996 Charles Schwab & Co., Inc. All rights reserved. Member SIPC/NYSE. TF3963R(2/96) CRS 10214 Printed on recycled paper.